June 30, 2002




Semi-Annual Report 02









                                                           Asset Allocation Fund
                                                                 Bond Index Fund
                                                               Money Market Fund
                                                              S&P 500 Stock Fund




                                     Advised by Barclays Global Fund Advisors
                                     Sponsored and distributed by Stephens Inc., Member NYSE/SIPC

                                                 Barclays Global Investors Funds

TABLE OF CONTENTS


To Our Shareholders .......................................................    1
Market Overview ...........................................................    3
Managers' Discussion and Analysis .........................................    4

Barclays Global Investors Funds

  Financial Statements ....................................................    9
  Financial Highlights ....................................................   12
  Notes to the Financial Statements .......................................   14

Master Investment Portfolio

  Schedules of Investments ................................................   17
    Asset Allocation Master Portfolio .....................................   17
    Bond Index Master Portfolio ...........................................   24
    Money Market Master Portfolio .........................................   30
    S&P 500 Index Master Portfolio ........................................   33
  Financial Statements ....................................................   40
  Notes to the Financial Statements .......................................   42

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

To Our Shareholders

    The first half of the 2002 fiscal year was marked with continued volatility. Highlights from the six-month period include:

    . GDP grew at a robust 6.1% annualized rate in the first quarter of 2002.

    . The Federal Reserve Board left short-term interest rates unchanged throughout the six-month period. The federal funds rate remained at 1.75%, its lowest level in more than 40 years.

    . On June 26, 2002, equity markets dipped to their post-September 11 lows.

    . On January 11, 2002, Barclays Global Investors Funds, Inc. (the "Company") redomiciled from a Maryland corporation to a Delaware business trust. The name of the new trust is Barclays Global Investors Funds (the "Trust"). The Trust has adopted the registration statement of the Company and will continue to offer multiple series including the Funds in this report.

    As we look back on another period of extreme market activity, we urge investors to maintain a long-term perspective when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short-or long-term objectives. One trait many successful investors share is the ability to stay focused on their long-term personal financial goals while ignoring intermediate market swings.

    The Barclays Global Investors Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

Barclays Global Investors Family of Funds                            August 2002

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

Barclays Global Investors Funds Semi-annual Market Overview
Six Month Period Ended June 30, 2002

U.S. Equity Markets

    The U.S. equity market experienced another volatile period during the first six months of 2002. During the first quarter, the economy appeared to be rising out of a brief recession; however, the economy floundered late in the reporting period, providing a cloudier picture for recovery than originally perceived. Compounding the pessimistic outlook, corporate woes and global tensions continued to weigh on market-weary investors.

    In the first few months of 2002, positive news helped to boost consumer confidence and buoy markets. By the end of January, the jobless rate declined to 5.6%, ending eight straight months of increases. Fourth quarter 2001 GDP, originally predicted to be a 1.1% decline, was revised several times, ultimately reflecting a surprising 1.7% growth rate.

    Not all news was positive, however. Most notably, accounting concerns resulting from Enron's and Arthur Andersen's problems dominated the news and drove many investors from stock markets. More encouraging data was released in late March, when the Conference Board's consumer confidence index climbed to
110.2 in March from 95 in February. In April, the first quarter GDP number was released, showing that the U.S. economy had grown at a robust 5.8% annual rate (later revised upward to 6.1%) in the first quarter, its strongest showing since the final quarter of 1999.

    Additional economic news released in May and June was less encouraging. Consumer spending, which had largely driven the economic recovery, appeared to peak, and capital spending slowed. Apart from economic signs, markets were dragged down by negative investor sentiment, which worsened with each new round of corporate accounting irregularities and insider-trading scandals. Ongoing threats of terrorist attacks and global tensions contributed to the overall poor sentiment. On June 26, markets dipped to their lowest levels since September 11.

U.S. Fixed Income Markets

    Fixed income markets endured some of the same volatility as did equity markets during the first half of 2002. In January, consistent with the decision by the Federal Reserve Board (the "Fed") not to lower interest rates further, the Treasury yield curve flattened as the yield of the two-year bellwether increased and the yield of the 30-year benchmark decreased. As a result, the 30-year bond was the top-performing Treasury early in the reporting period. However, the encouraging economic news released in March renewed the possibility of inflation, and bond yields spiked up and prices dropped, giving up their gains of the previous two months of the year. Because higher yields meant that bonds with the longest duration performed worst, the 30-year Treasury suffered the biggest decline, returning a -3.46% for the first quarter.

    During the second quarter, investors' concerns about renewed risk to the economy caused interest rates to fall. Treasury bonds prices, which had dipped in March, surged ahead, benefiting from a flight to quality. For corporate bonds, however, the accounting scandals that took their toll on equity markets also took the wind out of corporate bond prices. Lower-quality corporate bonds finished the six-month reporting period as the worst-performing fixed-income group. The Fed, not surprisingly, did not raise rates during the reporting period, and also left the assessment of balanced risks unchanged.

Managers' Discussion & Analysis

                              Asset Allocation Fund
                           Performance as of 6/30/02

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------
Asset Allocation Fund                                         One Year  (10.56)%
                                                              Five Year    5.77%
                                  Since Inception Date (7/2/93-6/30/02)    8.85%
--------------------------------------------------------------------------------

Average annual total return represents the Asset Allocation Fund's average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. A fund's "net asset value" is the value of one share of a fund.

The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

    The strategy of the Asset Allocation Fund is to invest in an optimal mix of equities, bonds, and cash. The Asset Allocation Fund's benchmark is composed of 60% of the return of the S&P 500 Index and 40% of the Lehman Brothers 20+ Treasury Bond Index. For the six months ended June 30, 2002, the S&P 500 Index declined 13.16%, and the Lehman Brothers 20+ Treasury Index gained 3.60%. The combined 60/40 asset mix declined 6.50%.

    Equity prices fell 13.2% during the first half of the year while bonds gained 3.6%. While market valuations are starting to look more attractive, the pace of the economic recovery seems to have decelerated, and market sentiment is still negative. Stock prices are becoming more favorable from a valuation perspective. This is in part due to price levels, assuming all else is equal -- equity prices have fallen (become cheaper), and bond prices have risen (become more expensive). Valuations are also looking more attractive due to a strengthening in earnings -- one-year projected earnings, which are very important in guiding equity prices, have continued to rise, although recently at a slower pace.

    Despite roughly 4% economic growth in the first half of 2002 -- better than many optimists expected, the economic outlook is clouded. Consumer spending, which accounts for about two thirds of GDP, seems to have slowed to about a 2% sequential rate, or 3% year-over-year growth rate. Further, capital spending continues to weaken, and Federal government spending increases are likely to be offset by state and local cutbacks. However, the housing market continues to be a strong driver of economic activity.

    As expectations about the economic recovery have moderated, so have expectations about a tightening of monetary policy. The Federal Reserve Board (the "Fed") decided, as expected, not to change the fed funds rate during the first half of the year. Year-end expectations of the target fed funds rate (implied by fed funds futures) have been drastically reduced over the past couple of months, as illustrated in Figure 1 below.

    The graph shows market expectations at different points in time. Back in March, a rapid tightening process was expected, with a year-end target rate over three percent. Since then, expectations have come down significantly. At this point, there is roughly a 20% chance the Fed will leave interest rates unchanged for the entire year, and there is some discussion about potential easing.

Figure 1
--------
                         Year-end Fed Funds Expectations
                       (Source: Bloomberg. As of 6/30/02)

                             Expected Fed Funds Rate
                            (from fed funds futures)

2/6/02       2.62
2/7/02       2.62
2/8/02       2.59
2/11/02      2.61
2/12/02      2.68
2/13/02      2.71
2/14/02      2.72
2/15/02      2.70
2/19/02      2.71
2/20/02      2.71
2/21/02      2.71
2/22/02      2.69
2/25/02      2.70
2/26/02      2.71
2/27/02      2.63
2/28/02      2.68
3/1/02       2.80
3/4/02       2.83
3/5/02       2.85
3/6/02       2.85
3/7/02       3.05
3/8/02       3.23
3/11/02      3.22
3/12/02      3.18
3/13/02      3.14
3/14/02      3.30
3/15/02      3.32
3/18/02      3.28
3/19/02      3.25
3/20/02      3.35
3/21/02      3.38
3/22/02      3.40
3/25/02      3.40
3/26/02      3.34
3/27/02      3.34
3/28/02      3.40
4/1/02       3.39
4/2/02       3.29
4/3/02       3.22
4/4/02       3.25
4/5/02       3.14
4/8/02       3.13
4/9/02       3.08
4/10/02      3.00
4/11/02      2.98
4/12/02      2.91
4/15/02      2.87
4/16/02      2.91
4/17/02      2.83
4/18/02      2.79
4/19/02      2.80
4/22/02      2.78
4/23/02      2.78
4/24/02      2.74
4/25/02      2.65
4/26/02      2.58
4/29/02      2.57
4/30/02      2.57
5/1/02       2.54
5/2/02       2.60
5/3/02       2.53
5/6/02       2.53
5/7/02       2.40
5/8/02       2.60
5/9/02       2.57
5/10/02      2.49
5/13/02      2.53
5/14/02      2.60
5/15/02      2.58
5/16/02      2.52
5/17/02      2.65
5/20/02      2.56
5/21/02      2.52
5/22/02      2.45
5/23/02      2.52
5/24/02      2.49
5/28/02      2.52
5/29/02      2.47
5/30/02      2.41
5/31/02      2.43
6/3/02       2.43
6/4/02       2.36
6/5/02       2.38
6/6/02       2.37
6/7/02       2.36
6/10/02      2.33
6/11/02      2.25
6/12/02      2.21
6/13/02      2.14
6/14/02      2.10
6/17/02      2.12
6/18/02      2.10
6/19/02      2.05
6/20/02      2.09
6/21/02      2.05
6/24/02      2.04
6/25/02      2.03
6/26/02      1.90
6/27/02      1.96
6/28/02      1.95

    Accounting concerns continue to have a negative impact on equity prices. In February, we started to compare the performance of the S&P 500 to the performance of a basket of companies that have been in the press regarding accounting concerns and off-balance sheet transactions. Both an equal weighted and market weighted approach were used to track the performance of this equity basket, and compared to the S&P 500 return, as illustrated in Figure 2 below. Market capitalization weighting, or market weighting, refers to allocating weight in a portfolio according to each company's market capitalization, i.e. their share price multiplied by the number of shares outstanding.

Figure 2
--------
              Accounting Concerns* - Impact on market performance
             (Source: BGI and Salomon Smith Barney. As of 6/30/02)

                                  Price Index

        Market Weighted      Equal Weighted       S&P500

Aug-01           100.00              100.00       100.00
Sep-01            99.24               98.19        99.94
Sep-01            98.87               96.89        99.84
Sep-01            96.87               94.06        97.60
Sep-01            94.70               92.78        95.78
Sep-01            95.23               94.53        96.00
Sep-01            88.66               89.36        91.64
Sep-01            87.79               89.69        91.10
Sep-01            86.20               89.35        89.64
Sep-01            82.35               85.44        86.85
Sep-01            81.95               83.94        85.20
Sep-01            88.64               89.49        88.52
Sep-01            89.98               91.32        89.30
Sep-01            89.74               90.06        88.84
Sep-01            89.85               89.57        89.86
Sep-01            92.39               92.26        91.83
Oct-01            92.46               91.72        91.62
Oct-01            93.58               92.21        92.74
Oct-01            95.19               95.25        94.59
Oct-01            94.23               94.66        94.36
Oct-01            93.87               94.13        94.51
Oct-01            92.67               93.90        93.72
Oct-01            92.65               93.46        93.22
Oct-01            94.82               95.48        95.36
Oct-01            97.32               97.96        96.81
Oct-01            97.34               97.31        96.30
Oct-01            98.02               98.35        96.15
Oct-01            97.66               97.40        96.82
Oct-01            96.12               95.13        95.02
Oct-01            95.46               94.87        94.22
Oct-01            95.21               94.92        94.70
Oct-01            97.08               96.34        96.15
Oct-01            96.65               96.53        95.70
Oct-01            97.30               98.16        95.73
Oct-01            98.90              100.43        97.05
Oct-01           100.08              100.02        97.44
Oct-01            96.90               96.44        95.12
Oct-01            95.54               95.26        93.49
Oct-01            94.43               92.82        93.49
Nov-01            96.81               93.50        95.64
Nov-01            97.26               93.86        95.91
Nov-01            98.42               95.13        97.29
Nov-01           100.50               96.26        98.70
Nov-01            99.82               95.74        98.43
Nov-01           101.00               96.40        98.67
Nov-01           101.00               96.85        98.83
Nov-01           100.19               96.56        98.65
Nov-01           102.32               98.88       100.49
Nov-01           102.69               99.86       100.67
Nov-01           103.85              100.69       100.76
Nov-01           102.75               99.82       100.45
Nov-01           103.68              101.06       101.54
Nov-01           103.02               99.01       100.80
Nov-01           101.80               97.53       100.30
Nov-01           103.02               98.83       101.48
Nov-01           103.93              100.22       101.91
Nov-01           103.82              100.17       101.40
Nov-01           101.11               97.71        99.55
Nov-01           102.16               98.77       100.58
Nov-01           100.97               98.00       100.52
Dec-01            98.68               96.43        99.68
Dec-01            99.94               97.60       100.99
Dec-01           101.89              100.47       103.24
Dec-01           101.90              101.71       102.96
Dec-01           101.23              100.87       102.18
Dec-01            99.48               99.14       100.56
Dec-01            99.74               99.54       100.28
Dec-01           100.42              100.37       100.31
Dec-01            99.05               98.32        98.75
Dec-01            99.81               98.64        99.07
Dec-01           101.27              100.98       100.07
Dec-01           102.88              101.75       100.82
Dec-01           104.39              101.93       101.41
Dec-01           103.59              100.14       100.56
Dec-01           103.85              100.28       101.17
Dec-01           103.37               99.55       100.98
Dec-01           103.13               99.67       101.39
Dec-01           103.85              100.27       102.08
Dec-01           103.93              101.20       102.42
Dec-01           102.57              100.04       101.28
Jan-02           103.03               99.85       102.24
Jan-02           103.07              101.12       102.80
Jan-02           103.79              101.85       103.43
Jan-02           101.64              100.24       102.76
Jan-02           101.43              101.22       102.39
Jan-02           101.13              100.48       101.90
Jan-02           101.09              101.00       102.03
Jan-02            99.25               98.75       101.06
Jan-02            98.48               97.65       100.43
Jan-02            99.15               98.36       101.11
Jan-02            97.28               95.98        99.47
Jan-02            98.52               96.57       100.47
Jan-02            97.45               95.36        99.47
Jan-02            96.35               94.30        98.74
Jan-02            94.70               94.93        99.52
Jan-02            94.81               95.37        99.87
Jan-02            95.40               94.25        99.97
Jan-02            94.02               92.55        99.95
Jan-02            87.92               85.17        97.09
Jan-02            88.34               84.17        98.23
Jan-02            89.99               85.41        99.70
Feb-02            89.06               84.09        99.00
Feb-02            84.43               77.92        96.55
Feb-02            83.39               74.02        96.16
Feb-02            84.48               73.10        95.58
Feb-02            85.08               74.62        95.29
Feb-02            86.94               78.32        96.70
Feb-02            88.21               78.51        98.09
Feb-02            87.34               77.68        97.70
Feb-02            88.25               76.84        98.67
Feb-02            87.55               75.17        98.49
Feb-02            85.23               73.67        97.41
Feb-02            83.26               71.27        95.57
Feb-02            84.59               71.42        96.86
Feb-02            83.23               70.21        95.36
Feb-02            83.57               69.39        96.14
Feb-02            85.48               71.11        97.87
Feb-02            85.29               71.90        97.87
Feb-02            85.80               72.46        97.91
Feb-02            85.47               71.64        97.63
Mar-02            87.65               74.55        99.84
Mar-02            90.45               77.71       101.79
Mar-02            90.46               77.19       101.11
Mar-02            92.69               80.52       102.58
Mar-02            91.21               79.28       102.11
Mar-02            91.72               81.55       102.71
Mar-02            92.38               82.53       103.06
Mar-02            92.44               80.69       102.82
Mar-02            90.74               78.72       101.81
Mar-02            91.05               78.51       101.72
Mar-02            91.18               79.34       102.87
Mar-02            90.52               79.37       102.82
Mar-02            90.97               80.24       103.24
Mar-02            89.05               78.11       101.61
Mar-02            87.69               78.17       101.77
Mar-02            87.92               77.88       101.33
Mar-02            85.92               75.66        99.85
Mar-02            86.13               75.05       100.43
Mar-02            86.76               75.94       100.97
Mar-02            87.02               77.27       101.22
Apr-02            86.23               76.49       101.14
Apr-02            85.87               75.20       100.28
Apr-02            84.98               74.26        99.28
Apr-02            85.95               73.81        99.36
Apr-02            85.41               73.56        99.04
Apr-02            83.65               72.89        99.27
Apr-02            83.26               71.48        98.61
Apr-02            83.81               70.50        99.73
Apr-02            78.64               68.25        97.36
Apr-02            79.53               70.29        98.01
Apr-02            77.36               69.01        97.26
Apr-02            79.44               72.42        99.54
Apr-02            80.34               73.18        99.34
Apr-02            80.82               72.63        99.20
Apr-02            80.09               71.09        99.26
Apr-02            77.73               66.94        97.73
Apr-02            76.65               64.88        97.12
Apr-02            75.97               63.16        96.43
Apr-02            74.50               61.81        96.29
Apr-02            73.24               57.40        94.95
Apr-02            71.30               52.56        93.99
Apr-02            72.66               54.74        95.00
May-02            73.54               54.96        95.84
May-02            73.84               54.27        95.68
May-02            73.31               53.69        94.69
May-02            70.74               51.83        92.86
May-02            70.23               53.30        92.58
May-02            74.56               57.06        96.05
May-02            72.13               54.77        94.66
May-02            70.66               52.38        93.07
May-02            71.47               52.46        94.79
May-02            73.09               53.73        96.80
May-02            71.71               53.38        96.25
May-02            73.87               54.28        96.88
May-02            75.71               55.10        97.62
May-02            74.51               55.53        96.32
May-02            73.45               53.92        95.26
May-02            73.78               55.02        95.80
May-02            75.35               56.81        96.78
May-02            74.43               55.87        95.61
May-02            73.22               55.41        94.79
May-02            72.28               54.64        94.18
May-02            72.09               54.45        93.92
May-02            71.80               54.25        94.14
Jun-02            68.47               51.09        91.80
Jun-02            68.70               51.26        91.81
Jun-02            69.22               51.34        92.62
Jun-02            67.35               50.22        90.79
Jun-02            67.43               49.38        90.64
Jun-02            67.12               49.61        90.93
Jun-02            65.68               48.28        89.42
Jun-02            66.57               48.16        90.00
Jun-02            66.48               49.64        89.06
Jun-02            66.81               49.49        88.86
Jun-02            69.50               51.71        91.41
Jun-02            70.00               52.32        91.49
Jun-02            68.72               51.61        89.98
Jun-02            67.33               49.63        88.77
Jun-02            65.46               47.33        87.26
Jun-02            66.47               46.85        87.57
Jun-02            65.23               45.18        86.11
Jun-02            64.82               41.82        85.88
Jun-02            66.11               44.70        87.39
Jun-02            66.77               45.15        87.32

*Performance of basket of 10 select companies: IBM, General Electric, Tyco International, Qwest Communications, Computer Associates, American International Group, JP Morgan Chase, WorldCom, PNC Financial Services, VeriSign.

    The Asset Allocation Fund started the year with a 10% equity overweight and bond underweight relative to the benchmark allocation of 60% equities (S&P 500 Index) and 40% bonds (Lehman 20+ Year Treasury Index). During the first half of the year, the Fund changed its target allocation six times, increasing the equity allocation in April, but ending the second quarter with a modest 5% overweight in equities relative to bonds.

The Asset Allocation Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Advisors (BGFA) advises the Master Portfolio.

Managers' Discussion & Analysis


                                 Bond Index Fund
                           Performance as of 6/30/02

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------
Bond Index Fund                                                  One Year  8.87%
                                                                Five Year  7.42%
                                    Since Inception Date (7/2/93-6/30/02)  6.45%
--------------------------------------------------------------------------------

Average annual total return represents the Bond Index Fund's average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. A fund's "net asset value" is the value of one share of a fund.

The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

    The Bond Index Fund seeks to track the Lehman Brothers U.S. Aggregate Bond Index. For the six months ending June 30, 2002, the Lehman Brothers U.S. Aggregate Bond Index returned 3.79%.

    Signs of an economic recovery accumulated through the first few months of the six-month reporting period, only to be squelched during the second half of the period. Fourth quarter 2001 GDP growth, originally estimated at -1.1%, was revised several times throughout the first quarter, ultimately revealing a 1.7% growth rate. In response to the improved signs, the Federal Reserve Board (the "Fed") paused its interest rate easing campaign. In April, however, concerns arose regarding renewed risk to the economy. Although first quarter GDP growth registered a lofty 6.1%, second quarter growth is expected to be much weaker. In addition, the labor market remains weak, accounting "irregularities" have taken their toll on equity markets and sapped investor confidence, consumer spending may have peaked, and the U.S. dollar is declining. Although the Fed had been originally expected to raise short-term interest rates at its June meeting, the continued economic weakness led the Fed to leave its target federal funds rate steady at 1.75%, the discount rate at 1.25%, and the bias as neutral.

    The Lehman Brothers Aggregate Bond Index is comprised of Treasury, agency, credit, mortgage-backed, asset-backed, and commercial mortgage-backed debt securities. In the first quarter, Treasury yields rose as signs of an economic recovery brought the renewed possibility of inflation. Long-term Treasury bonds were the worst performers, and mortgages were the top performers. As the sustainability of the economic recovery came into question and credit quality continued to deteriorate, investors sought the relative safety of the Treasury market. Treasuries posted strong returns in the second quarter, bringing the year-to-date total to a solid 0.6%. The credit market, suffering from accounting-related woes and poor liquidity, under-performed Treasuries in both the first and second quarters as the worst performing fixed-income sector for the six month period. Commercial mortgage-backed securities, viewed as a high quality sector with income yield over Treasuries, posted the best returns for the semiannual period.

The Bond Index Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund' are to the feeder fund or the Master Portfolio. Barclays Global Advisors (BGFA) advises the Master Portfolio.

Managers' Discussion & Analysis


                                Money Market Fund
                           Performance as of 6/30/02

--------------------------------------------------------------------------------
                                 Seven-Day Yield
--------------------------------------------------------------------------------
Money Market Fund                                                 6/30/02  1.56%
--------------------------------------------------------------------------------

The seven-day yield is an annualized yield for the seven-day period ended June 30, 2002. "Annualized yield" refers to the interest you would earn if you held a share of the Money Market Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

    During the first few months of 2002, the U.S. economy began showing signs of recovery. In response, the Federal Reserve Board (the "Fed") left interest rates unchanged for the first time in twelve months and shifted its risk assessment to a neutral stance. As the reporting period unfolded, however, indications of a slower economy emerged. Despite an annualized economic growth rate of approximately 4.3% in the first half of the year, the economic outlook was uncertain. Consumer spending, which accounts for roughly two thirds of GDP, appeared to have slowed. Capital spending also weakened. Lower expectations about the economic recovery in turn reduced expectations for a tightening in monetary policy. In the face of continued economic weakness, the Fed left its target federal funds rate steady at 1.75%, the discount rate at 1.25%, and moved the bias to neutral.

    Early in the reporting period, after seeing a positive consumer confidence report and strength in the manufacturing sector, expectations of Fed tightening were soon priced into the money market yield curve. The Fund purchased one-year securities to capture these aggressive yields, along with one-to-two month securities as a hedge against a strong economic rebound.

    The Fund saw strong performance during the reporting period. Not only did the longer-dated purchases capture yields that would compensate for a then potential rate increase beginning early in the third quarter, it also positioned the Fund to benefit from the maturing cash at a time when the expected probability of a rate hike is greater.

    Looking ahead, the combination of financial market unrest, slower economic growth, and stable inflation has pushed the probability of tightening into the future. The probability that the Fed will leave rates unchanged through year end is increasing, and there is even discussion of the potential for further monetary easing. As opportunities arise, we will continue to extend the portfolio while watching for consistent data to signal a true acceleration of economic growth.

The Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund' are to the feeder fund or the Master Portfolio. Barclays Global Advisors (BGFA) advises the Master Portfolio.

Managers' Discussion & Analysis


                               S&P 500 Stock Fund
                           Performance as of 6/30/02

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------
S&P 500 Stock Fund                                            One Year  (18.19)%
                                                             Five Year    3.42%
                                 Since Inception Date (7/2/93-6/30/02)   10.98%
--------------------------------------------------------------------------------

Average annual total return represents the S&P 500 Stock Fund's average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. A fund's "net asset value" is the value of one share of a fund.

The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

    The S&P 500 Stock Fund seeks to track the S&P 500 Index. For the six months ended June 30, 2002, the S&P 500 Index declined 13.16%.

    Hints of an improving economy emerged in the first few months of 2002. Fourth quarter 2001 GDP growth, originally estimated at -1.1%, was revised upward in February to 0.2%, and again in March to 1.7%. Also helping to buoy markets and encourage investors, the unemployment rate declined, durable goods orders rose, and, in March, consumer confidence jumped a surprising 15%.

    However, the optimism was short-lived. By April, equity markets began to slump as weak economic indicators and negative news from corporate America clouded the outlook for recovery. Despite a robust first quarter GDP growth rate of 6.1%, second quarter growth was expected to be much slower. The labor market remained soft, consumer spending appeared to have peaked, and the U.S. dollar continued to weaken. A new wave of profit warnings was compounded by investor skepticism about accounting methods and corporate leadership after investigations of WorldCom and Tyco followed earlier investigations of Enron and Merrill Lynch. In response to the slower economic outlook, the Federal Reserve Board did not raise rates during the period.

    The market decline was felt most severely among telecommunications services (4.06% of the S&P 500 Index as of June 30, 2002) and information technology (13.93% of the Index as of June 30, 2002) stocks, which declined 35.27% and 31.46%, respectively. Healthcare stocks (13.72% of the Index as of June 30, 2002) lost 16.73%, and industrials (11.02% of the Index as of June 30, 2002) fell 15.35%. Utilities stocks (3.09%), dragged down in the aftermath of the Enron collapse, fell 14.12%. On the positive side, the best performing group was materials (3.22% of the index as of June 30, 2002), which gained 8.66%. Consumer staples (9.90% of the Index as of June 30, 2002) and energy (7.58% of the Index) returned 5.68% and 4.23%, respectively.

    In terms of individual declines, IBM (1.36% of the Index as of June 30, 2002) suffered the biggest declines, falling 40.29% for the six months ending June 30. General Electric (3.18% of the Index as of June 30) fell 26.74%, and Citigroup (2.19% of the Index) lost 22.67%. Microsoft, the Index's largest holding at 3.26% of the Index, declined 17.43%. Coca Cola (1.53% of the Index as of June 30) bucked the performance trend, gaining a healthy 19.70%, while Exxon Mobil Corporation (3.05% of the Index) returned 5.36%.

The S&P 500 Stock Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Advisors (BGFA) advises the Master Portfolio.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

                                           Asset           Bond          Money           S&P 500
                                      Allocation          Index         Market             Stock
                                            Fund           Fund           Fund              Fund
------------------------------------------------------------------------------------------------
ASSETS
Investments:

  In corresponding Master
    Portfolio, at value (Note 1)    $296,017,464    $87,839,880    $58,320,196    $1,195,475,028
                                    ------------    -----------    -----------    --------------
Total Assets                         296,017,464     87,839,880     58,320,196     1,195,475,028
                                    ------------    -----------    -----------    --------------
LIABILITIES
Payables:
  Distribution to shareholders           484,801        370,978         73,036         4,439,814
  Administration fees (Note 2)            54,297         51,125          1,317           130,580
                                    ------------    -----------    -----------    --------------
Total Liabilities                        539,098        422,103         74,353         4,570,394
                                    ------------    -----------    -----------    --------------
NET ASSETS                          $295,478,366    $87,417,777    $58,245,843    $1,190,904,634
                                    ============    ===========    ===========    ==============

NET ASSETS CONSIST OF:
  Paid-in capital                   $349,692,973    $90,879,407    $58,328,087    $1,262,845,703
  Distributions in excess of
   net investment income                (218,695)      (801,441)            --            (6,098)
  Undistributed net realized
   loss on investments               (50,174,682)    (1,643,538)       (82,244)      (55,369,006)
  Net unrealized depreciation
   of investments                     (3,821,230)    (1,016,651)            --       (16,565,965)
                                    ------------    -----------    -----------    --------------
NET ASSETS                          $295,478,366    $87,417,777    $58,245,843    $1,190,904,634
                                    ============    ===========    ===========    ==============
Shares outstanding                    34,412,420      8,910,631     58,300,782        79,454,389
                                    ============    ===========    ===========    ==============
Net asset value and offering
 price per share                    $       8.59    $      9.81    $      1.00    $        14.99
                                    ============    ===========    ===========    ==============
------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


                                          Asset          Bond        Money             S&P 500
                                     Allocation         Index       Market               Stock
                                           Fund          Fund         Fund                Fund
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  ALLOCATED FROM
  CORRESPONDING MASTER
  PORTFOLIO
  Dividends                         $  1,664,488    $      --      $    --        $   9,514,891
  Interest                             2,687,586     2,352,170      755,757             403,979
  Expenses                              (569,091)      (33,017)     (37,459)           (335,602)
                                    ------------    ----------     --------       -------------
Net investment income
  allocated from corresponding
  Master Portfolio                     3,782,983     2,319,153      718,298           9,583,268
                                    ------------    ----------     --------       -------------
FUND EXPENSES (NOTE 2)
  Administration fees                    650,251        61,836      131,063           1,007,485
                                    ------------    ----------     --------       -------------
Total fund expenses                      650,251        61,836      131,063           1,007,485
                                    ------------    ----------     --------       -------------
Net investment income                  3,132,732     2,257,317      587,235           8,575,783
                                    ------------    ----------     --------       -------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  ALLOCATED FROM CORRESPONDING
  MASTER PORTFOLIO
  Net realized gain (loss)           (33,639,569)      846,735          202         (38,004,258)
  Net change in unrealized
    appreciation

    (depreciation)                       712,062      (248,746)          --        (159,067,996)
                                    ------------    ----------     --------       -------------
Net gain (loss) on investments       (32,927,507)      597,989          202        (197,072,254)
                                    ------------    ----------     --------       -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                        $(29,794,775)   $2,855,306     $587,437       $(188,496,471)
                                    ============    ==========     ========       =============
-----------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Asset Allocation Fund                       Bond Index Fund
                                                          --------------------------------     ---------------------------------
                                                            For the Six                           For the Six
                                                           Months Ended            For the       Months Ended            For the
                                                          June 30, 2002         Year Ended      June 30, 2002         Year Ended
                                                            (Unaudited)  December 31, 2001        (Unaudited)  December 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                   $   3,132,732      $   6,916,930      $   2,257,317      $   4,478,387
  Net realized gain (loss)                                  (33,639,569)        (9,070,519)           846,735            341,168
  Net change in unrealized appreciation (depreciation)          712,062        (25,952,633)          (248,746)         1,381,944
                                                          -------------      -------------      -------------      -------------
Net increase (decrease)
  in net assets resulting from operations                   (29,794,775)       (28,106,222)         2,855,306          6,201,499
                                                          -------------      -------------      -------------      -------------
Distributions to shareholders:
  From net investment income                                 (3,199,779)        (7,001,673)        (2,428,459)        (4,746,279)
  From net realized gain on sale of investments                     --         (15,590,603)               --                 --
                                                          -------------      -------------      -------------      -------------
Total distributions to shareholders                          (3,199,779)       (22,592,276)        (2,428,459)        (4,746,279)
                                                          -------------      -------------      -------------      -------------
Capital share transactions:
  Proceeds from shares sold                                  19,236,857         93,665,182         17,067,678         38,615,488
  Net asset value of shares issued in reinvestment
    of dividends and distributions                            2,645,141         21,937,077          2,037,765          4,692,886
  Cost of shares redeemed                                   (39,172,381)      (129,058,127)       (15,037,282)       (30,891,403)
                                                          -------------      -------------      -------------      -------------
Net increase (decrease) in net assets resulting
  from capital share transactions                           (17,290,383)       (13,455,868)         4,068,161         12,416,971
                                                          -------------      -------------      -------------      -------------
Increase (decrease) in net assets                           (50,284,937)       (64,154,366)         4,495,008         13,872,191

NET ASSETS:
Beginning of period                                         345,763,303        409,917,669         82,922,769         69,050,578
                                                          -------------      -------------      -------------      -------------
End of period                                             $ 295,478,366      $ 345,763,303      $  87,417,777      $  82,922,769
                                                          =============      =============      =============      =============
Distributions in excess of net investment income
  included in net assets at end of period                 $    (218,695)     $    (151,648)     $    (801,441)     $    (630,299)
                                                          =============      =============      =============      =============

SHARES ISSUED AND REDEEMED:
  Shares sold                                                 2,082,147          8,932,508          1,741,697          3,961,152
  Shares issued in reinvestment of dividends and
    distributions                                               286,169          2,368,538            209,074            481,946
  Shares redeemed                                            (4,296,659)       (12,417,889)        (1,539,052)        (3,181,056)
                                                          -------------      -------------      -------------      -------------
Net increase (decrease) in shares outstanding                (1,928,343)        (1,116,843)           411,719          1,262,042
                                                          =============      =============      =============      =============

--------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                      Money Market Fund                        S&P 500 Stock Fund
                                                     ----------------------------------        ----------------------------------
                                                       For the Six                               For the Six
                                                      Months Ended              For the         Months Ended              For the
                                                     June 30, 2002           Year Ended        June 30, 2002           Year Ended
                                                       (Unaudited)    December 31, 2001          (Unaudited)    December 31, 2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                            $       587,235      $     2,806,234      $     8,575,783      $    17,721,209
  Net realized gain (loss)                                     202                2,229          (38,004,258)          23,875,540
  Net change in unrealized appreciation
    (depreciation)                                             --                   --          (159,067,996)        (256,457,790)
                                                   ---------------      ---------------      ---------------      ---------------
Net increase (decrease) in net assets
    resulting from operations                              587,437            2,808,463         (188,496,471)        (214,861,041)
                                                   ---------------      ---------------      ---------------      ---------------
Distributions to shareholders:
  From net investment income                              (587,235)          (2,806,234)         (10,163,255)         (17,606,563)
  From net realized gain on sale of investments                --                   --                   --           (81,314,418)
                                                   ---------------      ---------------      ---------------      ---------------
Total distributions to shareholders                       (587,235)          (2,806,234)         (10,163,255)         (98,920,981)
                                                   ---------------      ---------------      ---------------      ---------------
Capital share transactions:
  Proceeds from shares sold                            142,404,191          229,506,141          164,615,949          433,625,907
  Net asset value of shares issued in reinvestment
    of dividends and distributions                         165,785              467,180            5,676,585           98,283,160
  Cost of shares redeemed                             (165,242,197)        (222,492,257)        (201,248,554)        (669,347,810)
                                                   ---------------      ---------------      ---------------      ---------------
Net increase (decrease) in net assets resulting
  from capital share transactions                      (22,672,221)           7,481,064          (30,956,020)        (137,438,743)
                                                   ---------------      ---------------      ---------------      ---------------
Increase (decrease) in net assets                      (22,672,019)           7,483,293         (229,615,746)        (451,220,765)

NET ASSETS:
Beginning of period                                     80,917,862           73,434,569        1,420,520,380        1,871,741,145
                                                   ---------------      ---------------      ---------------      ---------------
End of period                                      $    58,245,843      $    80,917,862      $ 1,190,904,634      $ 1,420,520,380
                                                   ===============      ===============      ===============      ===============
Undistributed (distributions in excess of) net
  investment income included in net assets
  at end of period                                 $           --       $           --       $        (6,098)     $     1,581,374
                                                   ===============      ===============      ===============      ===============

SHARES ISSUED AND REDEEMED:
  Shares sold                                          142,404,192          229,506,139            9,754,567           22,728,417
  Shares issued in reinvestment of dividends and
    distributions                                          165,785              467,180              326,616            5,800,756
  Shares redeemed                                     (165,242,197)        (222,492,257)         (12,209,961)         (34,686,581)
                                                   ---------------      ---------------      ---------------      ---------------
Net increase (decrease) in shares outstanding          (22,672,220)           7,481,062           (2,128,778)          (6,157,408)
                                                   ===============      ===============      ===============      ===============
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

                                                                                      Asset Allocation Fund
                                       --------------------------------------------------------------------
                                          Six months
                                               ended
                                       Jun. 30, 2002        Year ended        Year ended       Period ended
                                         (Unaudited)     Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999(2)
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   9.51          $  10.94          $  12.57           $  14.07
                                            --------          --------          --------           --------
Income from investment operations:
  Net investment income                         0.09              0.19(6)           0.31               0.29
  Net realized and unrealized gain
   (loss) on investments                       (0.92)            (0.97)(6)         (0.16)              1.08
                                            --------          --------          --------           --------
Total from investment operations               (0.83)            (0.78)             0.15               1.37
                                            --------          --------          --------           --------
Less distributions from:
  Net investment income                        (0.09)            (0.20)            (0.31)             (0.29)
  Net realized gain                              --              (0.45)            (1.47)             (2.58)
                                            --------          --------          --------           --------
Total distributions                            (0.09)            (0.65)            (1.78)             (2.87)
                                            --------          --------          --------           --------
Net asset value, end of period              $   8.59          $   9.51          $  10.94           $  12.57
                                            ========          ========          ========           ========
Total return                                   (8.79)%(3)        (6.92)%            1.11%              9.95%(3)
                                            ========          ========          ========           ========
Ratios/Supplemental data:
  Net assets, end of period (000s)          $295,478          $345,763          $409,918           $562,523
  Ratio of expenses to average
   net assets(4)                                0.75%             0.75%             0.75%              0.75%
  Ratio of net investment income to
   average net assets(4)                        1.93%             1.91%(6)          2.43%              2.36%
  Portfolio turnover rate(5)                      38%               35%               53%                39%
-----------------------------------------------------------------------------------------------------------
                                                                   Asset Allocation Fund
                                       -------------------------------------------------
                                          Year ended        Year ended        Year ended
                                       Feb. 28, 1999     Feb. 28, 1998     Feb. 28, 1997
----------------------------------------------------------------------------------------
Net asset value, beginning of period        $  13.50          $  12.12          $  11.83
                                            --------          --------          --------
Income from investment operations:
  Net investment income                         0.26              0.44              0.47
  Net realized and unrealized gain
   (loss) on investments                        2.07              2.68              1.02
                                            --------          --------          --------
Total from investment operations                2.33              3.12              1.49
                                            --------          --------          --------
Less distributions from:
  Net investment income                        (0.26)            (0.44)            (0.47)
  Net realized gain                            (1.50)            (1.30)            (0.73)
                                            --------          --------          --------
Total distributions                            (1.76)            (1.74)            (1.20)
                                            --------          --------          --------
Net asset value, end of period              $  14.07          $  13.50          $  12.12
                                            ========          ========          ========
Total return                                   17.83%            27.10%            13.09%
                                            ========          ========          ========
Ratios/Supplemental data:
  Net assets, end of period (000s)          $599,093          $534,746          $431,585
  Ratio of expenses to average
   net assets(4)                                0.75%             0.75%             0.75%
  Ratio of net investment income to
   average net assets(4)                        1.84%             3.37%             3.95%
  Portfolio turnover rate(5)                      33%               57%               43%
----------------------------------------------------------------------------------------

                                                                                            Bond Index Fund
                                          -----------------------------------------------------------------
                                             Six months
                                                  ended
                                          Jun. 30, 2002     Year ended        Year ended       Period ended
                                            (Unaudited)  Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999(2)
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  9.76           $  9.54           $  9.15           $   9.73
                                             -------           -------           -------           --------
Income from investment operations:
  Net investment income                         0.26              0.53(6)           0.63               0.50
  Net realized and unrealized gain
   (loss) on investments                        0.07              0.29(6)           0.40              (0.58)
                                             -------           -------           -------           --------
Total from investment operations                0.33              0.82              1.03              (0.08)
                                             -------           -------           -------           --------
Less distributions from:
  Net investment income                        (0.28)            (0.60)            (0.64)             (0.50)
                                             -------           -------           -------           --------
Total distributions                            (0.28)            (0.60)            (0.64)             (0.50)
                                             -------           -------           -------           --------
Net asset value, end of period               $  9.81           $  9.76           $  9.54           $   9.15
                                             =======           =======           =======           ========
Total return                                    3.44%(3)          8.80%            11.76%             (0.82)%(3)
                                             =======           =======           =======           ========
Ratios/Supplemental data:
  Net assets, end of period (000s)           $87,418           $82,923           $69,051           $133,385
  Ratio of expenses to average
   net assets(4)                                0.23%             0.23%             0.23%              0.23%
  Ratio of net investment income to
   average net assets(4)                        5.47%             5.85%(6)          6.59%              6.30%
  Portfolio turnover rate(5)                      93%               53%               52%                25%
-----------------------------------------------------------------------------------------------------------
                                                                         Bond Index Fund
                                       -------------------------------------------------
                                          Year ended        Year ended        Year ended
                                       Feb. 28, 1999     Feb. 28, 1998     Feb. 28, 1997
----------------------------------------------------------------------------------------
Net asset value, beginning of period        $   9.73           $  9.43          $   9.66
                                            --------           -------          --------
Income from investment operations:
  Net investment income                         0.60              0.64              0.63
  Net realized and unrealized gain
   (loss) on investments                         --               0.30             (0.23)
                                            --------           -------          --------
Total from investment operations                0.60              0.94              0.40
                                            --------           -------          --------
Less distributions from:
  Net investment income                        (0.60)            (0.64)            (0.63)
                                            --------           -------          --------
Total distributions                            (0.60)            (0.64)            (0.63)
                                            --------           -------          --------
Net asset value, end of period              $   9.73           $  9.73          $   9.43
                                            ========           =======          ========
Total return                                    6.24%            10.36%             4.32%
                                            ========           =======          ========
Ratios/Supplemental data:
  Net assets, end of period (000s)          $126,733           $93,776          $129,469
  Ratio of expenses to average
   net assets(4)                                0.23%             0.23%             0.23%(1)
  Ratio of net investment income to
   average net assets(4)                        6.10%             6.66%             6.69%(1)
  Portfolio turnover rate(5)                      28%               59%               39%
----------------------------------------------------------------------------------------

(1) The ratio of expenses to average net assets and ratio of net investment income to average net assets for this period, prior to waived fees and reimbursed expenses, was 0.32% and 6.60%, respectively.
(2) For the ten months ended December 31, 1999. The Fund changed its fiscal year end from February 28 to December 31.
(3)  Not annualized.
(4) Annualized for periods of less than one year. These ratios include the Fund's share of expenses charged to the corresponding Master Portfolio.
(5) Represents the Portfolio turnover rate of each Fund's corresponding Master Portfolio.
(6) Effective January 1, 2001, the Asset Allocation and Bond Index Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change on the Asset Allocation Fund for the year ended December 31, 2001 was to decrease net investment income per share by $0.0033, increase net realized and unrealized gain (loss) per share by $0.0033 and decrease the ratio of net investment income to average net assets from 1.94% to 1.91%. The effect of this change on the Bond Index Fund for the year ended December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain (loss) per share by $0.04 and decrease the ratio of net investment income to average net assets from 6.23% to 5.85%. Per share and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in policy.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period


                                                                                          Money Market Fund
                                       --------------------------------------------------------------------
                                          Six months
                                               ended
                                       Jun. 30, 2002        Year ended        Year ended       Period ended
                                         (Unaudited)     Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999(2)
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  1.00           $  1.00           $  1.00           $   1.00
                                             -------           -------           -------           --------
Income from investment operations:
  Net investment income                         0.01              0.04              0.06               0.04
  Net realized and unrealized gain
   (loss) on investments                        0.00(6)           0.00(6)          (0.00)(6)            --
                                             -------           -------           -------           --------
Total from investment operations                0.01              0.04              0.06               0.04
                                             -------           -------           -------           --------
Less distributions from:
  Net investment income                        (0.01)            (0.04)            (0.06)             (0.04)
                                             -------           -------           -------           --------
Total distributions                            (0.01)            (0.04)            (0.06)             (0.04)
                                             -------           -------           -------           --------
Net asset value, end of period               $  1.00           $  1.00           $  1.00           $   1.00
                                             =======           =======           =======           ========
Total return                                    0.78%(3)          3.88%             6.17%              4.14%(3)
                                             =======           =======           =======           ========
Ratios/Supplemental data:
  Net assets, end of period (000s)           $58,246           $80,918           $73,435           $143,258
  Ratio of expenses to average
   net assets(4)                                0.45%             0.45%             0.45%              0.45%
  Ratio of net investment income to
   average net assets(4)                        1.57%             3.80%             5.94%              4.86%
-----------------------------------------------------------------------------------------------------------
                                                                       Money Market Fund
                                         -----------------------------------------------
                                          Year ended        Year ended        Year ended
                                       Feb. 28, 1999     Feb. 28, 1998     Feb. 28, 1997
----------------------------------------------------------------------------------------
Net asset value, beginning of period        $   1.00          $   1.00          $   1.00
                                            --------          --------          --------
Income from investment operations:
  Net investment income                         0.05              0.05              0.05
  Net realized and unrealized gain
   (loss) on investments                        --                 --                --
                                            --------          --------          --------
Total from investment operations                0.05              0.05              0.05
                                            --------          --------          --------
Less distributions from:
  Net investment income                        (0.05)            (0.05)            (0.05)
                                            --------          --------          --------
Total distributions                            (0.05)            (0.05)            (0.05)
                                            --------          --------          --------
Net asset value, end of period              $   1.00          $   1.00          $   1.00
                                            ========          ========          ========
Total return                                    5.15%             5.35%             5.10%
                                            ========          ========          ========
Ratios/Supplemental data:
  Net assets, end of period (000s)          $205,317          $180,375          $177,046
  Ratio of expenses to average
   net assets(4)                                0.45%             0.45%             0.45%(1)
  Ratio of net investment income to
   average net assets(4)                        4.62%             5.23%             4.96%(1)
----------------------------------------------------------------------------------------

                                                                                         S&P 500 Stock Fund
                                       --------------------------------------------------------------------
                                          Six months
                                               ended
                                       Jun. 30, 2002        Year ended        Year ended       Period ended
                                         (Unaudited)     Dec. 31, 2001     Dec. 31, 2000   Dec. 31, 1999(2)
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    17.41        $    21.33        $    27.03         $    24.80
                                          ----------        ----------        ----------         ----------
Income from investment operations:
  Net investment income                         0.11              0.22              0.29               0.29
  Net realized and unrealized gain
   (loss) on investments                       (2.40)            (2.87)            (2.76)              4.47
                                          ----------        ----------        ----------         ----------
Total from investment operations               (2.29)            (2.65)            (2.47)              4.76
                                          ----------        ----------        ----------         ----------
Less distributions from:
  Net investment income                        (0.13)            (0.22)            (0.29)             (0.34)
  Net realized gain                              --              (1.05)            (2.94)             (2.19)
                                          ----------        ----------        ----------         ----------
Total distributions                            (0.13)            (1.27)            (3.23)             (2.53)
                                          ----------        ----------        ----------         ----------
Net asset value, end of period            $    14.99        $    17.41        $    21.33         $    27.03
                                          ==========        ==========        ==========         ==========
Total return                                  (13.23)%(3)       (12.11)%           (9.34)%            19.67%(3)
                                          ==========        ==========        ==========         ==========
Ratios/Supplemental data:
  Net assets, end of period (000s)        $1,190,905        $1,420,520        $1,871,741         $2,844,438
  Ratio of expenses to average
   net assets(4)                                0.20%             0.20%             0.20%              0.20%
  Ratio of net investment income to
   average net assets(4)                        1.28%             1.15%             1.07%              1.29%
  Portfolio turnover rate(5)                       3%                9%               10%                 7%
-----------------------------------------------------------------------------------------------------------
                                                                      S&P 500 Stock Fund
                                       -------------------------------------------------
                                          Year ended        Year ended        Year ended
                                       Feb. 28, 1999     Feb. 28, 1998     Feb. 28, 1997
----------------------------------------------------------------------------------------
Net asset value, beginning of period      $    22.08        $    17.03        $    14.02
                                          ----------        ----------        ----------
Income from investment operations:
  Net investment income                         0.34              0.33              0.32
  Net realized and unrealized gain
   (loss) on investments                        3.87              5.46              3.23
                                          ----------        ----------        ----------
Total from investment operations                4.21              5.79              3.55
                                          ----------        ----------        ----------
Less distributions from:
  Net investment income                        (0.34)            (0.33)            (0.32)
  Net realized gain                            (1.15)            (0.41)            (0.22)
                                          ----------        ----------        ----------
Total distributions                            (1.49)            (0.74)            (0.54)
                                          ----------        ----------        ----------
Net asset value, end of period            $    24.80        $    22.08        $    17.03
                                          ==========        ==========        ==========
Total return                                   19.50%            34.62%            25.82%
                                          ==========        ==========        ==========
Ratios/Supplemental data:
  Net assets, end of period (000s)        $2,543,456        $2,292,433        $1,423,024
  Ratio of expenses to average
   net assets(4)                                0.20%             0.20%             0.20%(1)
  Ratio of net investment income to
   average net assets(4)                        1.45%             1.73%             2.15%(1)
  Portfolio turnover rate(5)                      11%                6%                4%
----------------------------------------------------------------------------------------

(1) The ratio of expenses to average net assets and ratio of net investment income to average net assets for this period, prior to waived fees and reimbursed expenses was 0.48% and 4.93%, respectively, for the Money Market Fund and 0.22% and 2.13%, respectively for the SPP 500 Stock Fund.
(2) For the ten months ended December 31, 1999. The Fund changed its fiscal year end from February 28 to December 31.
(3)  Not annualized.
(4) Annualized for periods of less than one year. These ratios include the Fund's share of expenses charged to the corresponding Master Portfolio.
(5) Represents the Portfolio turnover rate of each Fund's corresponding Master Portfolio.
(6)  Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

    Barclays Global Investors Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware business trust effective January 11, 2002. The Trust currently offers the following diversified funds: the Asset Allocation, Bond Index, Institutional Money Market, Money Market and S&P 500 Stock Funds, and the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Portfolios.

    These financial statements relate only to the Asset Allocation, Bond Index, Money Market and S&P 500 Stock Funds (each, a "Fund", collectively, the "Funds").

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    INVESTMENT POLICY AND SECURITY VALUATION

    Each Fund invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (99.99%, 15.75%, 2.74% and 45.91% for the Asset Allocation, Bond Index, Money Market and S&P 500 Stock Funds, respectively, as of June 30, 2002). The method by which MIP values its securities is discussed in Note 1 of MIP's Notes to the Financial Statements, which are included elsewhere in this report.

    The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

    The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will meet this objective.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income of the Asset Allocation and Bond Index Funds are declared and distributed monthly. Distributions to shareholders from net investment income of the S&P 500 Stock Fund are declared and distributed quarterly. Distributions to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed at least annually.

    Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

    FEDERAL INCOME TAXES

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a "regulated investment company" by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2002.

    The following Funds had tax basis net capital loss carryforwards at December 31, 2001, the tax year end of the Funds:

------------------------------------------------------------------------------------------
                          Expiring  Expiring  Expiring    Expiring    Expiring
Fund                          2003      2005      2007        2008        2009       Total
------------------------------------------------------------------------------------------
Asset Allocation Fund       $   --    $   --   $    --   $      --  $5,141,108  $5,141,108
Bond Index Fund                 --        --   228,945   2,251,910         --    2,480,855
Money Market Fund           50,876    31,570        --          --         --       82,446
------------------------------------------------------------------------------------------

    Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

    At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

----------------------------------------------------------------------------------------------
                                       Undistributed      Undistributed    Total Distributable
Fund                                 Ordinary Income     Long-term Gain               Earnings
----------------------------------------------------------------------------------------------
Asset Allocation Fund                     $   35,427         $       --             $   35,427
Bond Index Fund                                4,263                 --                  4,263
S&P 500 Stock Fund                         1,581,374          1,148,575              2,729,949
----------------------------------------------------------------------------------------------

    The tax character of distributions paid during the year ended December 31, 2001 was as follows:

---------------------------------------------------------------------
                                                                  Per
Fund                                             Amount         Share

---------------------------------------------------------------------
Asset Allocation Fund
Distributions paid from:
  Ordinary Income                           $ 8,384,923         $0.24
  Long-Term Capital Gain                     14,207,353          0.41
                                            -----------         -----
Total Distributions                         $22,592,276         $0.65
                                            ===========         =====

S&P 500 Stock Fund
Distributions paid from:
  Ordinary Income                           $17,908,640         $0.24
  Long-Term Capital Gain                     81,012,341          1.03
                                            -----------         -----
Total Distributions                         $98,920,981         $1.27
                                            ===========         =====
---------------------------------------------------------------------

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Funds. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Funds. IBT also serves as the transfer agent and dividend disbursement agent for the Funds.

    Stephens Inc. ("Stephens"), is the Funds' distributor. Stephens does not receive a fee for providing distribution services to the Funds.

    The Trust has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties to sub-administrators. Under these arrangements, BGI and Stephens are entitled to receive for these administration services a combined fee of 0.40%, 0.15%, 0.35% and 0.15% of the average daily net assets from the Asset Allocation, Bond Index, Money Market and S&P 500 Stock Funds, respectively.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

    Certain officers and trustees of the Trust are also officers of Stephens and BGI. As of June 30, 2002, these officers of Stephens and BGI collectively owned less than 1% of the outstanding shares of each Fund.

3.  CAPITAL SHARE TRANSACTIONS

    As of June 30, 2002, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

ASSET ALLOCATION MASTER PORTFOLIO
Schedule of Investments
June 30, 2002 (Unaudited)


Security                                                   Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS - 61.86%

ADVERTISING - 0.14%
--------------------------------------------------------------------------------
Interpublic Group of Companies Inc.                         7,792   $    192,930
Omnicom Group Inc.                                          3,821        175,002
TMP Worldwide Inc./(1)/                                     2,351         50,546
--------------------------------------------------------------------------------
                                                                         418,478
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 1.08%
--------------------------------------------------------------------------------
Boeing Co. (The)                                           17,090        769,050
General Dynamics Corp.                                      4,071        432,951
Goodrich Corp.                                              1,870         51,088
Lockheed Martin Corp.                                       9,103        632,658
Northrop Grumman Corp.                                      2,193        274,125
Raytheon Co.                                                8,011        326,448
Rockwell Collins Inc.                                       3,425         93,913
United Technologies Corp.                                   9,253        628,279
--------------------------------------------------------------------------------
                                                                       3,208,512
--------------------------------------------------------------------------------

AIRLINES - 0.12%
--------------------------------------------------------------------------------
AMR Corp./(1)/                                              3,324         56,043
Delta Air Lines Inc.                                        2,634         52,680
Southwest Airlines Co.                                     15,597        252,048
--------------------------------------------------------------------------------
                                                                         360,771
--------------------------------------------------------------------------------

APPAREL - 0.19%
--------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                               2,613         97,987
Liz Claiborne Inc.                                          2,271         72,218
Nike Inc. "B"                                               5,448        292,285
Reebok International Ltd./(1)/                              1,276         37,642
VF Corp.                                                    1,933         75,793
--------------------------------------------------------------------------------
                                                                         575,925
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.46%
--------------------------------------------------------------------------------
Ford Motor Company                                         36,442        583,072
General Motors Corp. "A"                                   11,493        614,301
Navistar International Corp.                                1,326         42,432
PACCAR Inc.                                                 2,464        109,377
--------------------------------------------------------------------------------
                                                                       1,349,182
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.17%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                    1,624         33,373
Dana Corp.                                                  3,189         59,092
Delphi Automotive Systems Corp.                            11,209        147,959
Goodyear Tire & Rubber Co. (The)                            3,478         65,073
TRW Inc.                                                    2,684        152,934
Visteon Corp.                                               2,855         40,541
--------------------------------------------------------------------------------
                                                                         498,972
--------------------------------------------------------------------------------

BANKS - 5.09%
--------------------------------------------------------------------------------
AmSouth Bancorp                                             7,499        167,828
Bank of America Corp.                                      31,188      2,194,388
Bank of New York Co. Inc. (The)                            14,444        487,485
Bank One Corp.                                             23,838        917,286
BB&T Corp.                                                  9,578        369,711
Charter One Financial Inc.                                  4,718        162,205
Comerica Inc.                                               3,279        201,331
Fifth Third Bancorp                                        12,074        804,732
First Tennessee National Corp.                              2,336         89,469
FleetBoston Financial Corp.                                21,188        685,432
Golden West Financial Corp.                                 2,886        198,499
Huntington Bancshares Inc.                                  4,877         94,711
JP Morgan Chase & Co.                                      39,864      1,352,187
KeyCorp                                                     8,749        238,848
Marshall & Ilsley Corp.                                     4,084        126,318
Mellon Financial Corp.                                      8,732        274,447
National City Corp.                                        12,161        404,353
Northern Trust Corp.                                        4,222        186,021
PNC Financial Services Group (The)                          5,588        292,141
Regions Financial Corp.                                     4,348        152,832
SouthTrust Corp.                                            6,885        179,836
State Street Corp.                                          6,663        297,836
SunTrust Banks Inc.                                         5,884        398,444
Synovus Financial Corp.                                     5,711        157,167
U.S. Bancorp                                               38,805        906,097
Union Planters Corp.                                        3,929        127,182
Wachovia Corp.                                             27,315      1,042,887
Washington Mutual Inc.                                     19,519        724,350
Wells Fargo & Co.                                          34,609      1,732,527
Zions Bancorporation                                        1,687         87,893
--------------------------------------------------------------------------------
                                                                      15,054,443
--------------------------------------------------------------------------------

BEVERAGES - 2.00%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                              17,545        877,250
Brown-Forman Corp. "B"                                      1,522        105,018
Coca-Cola Co. (The)                                        49,949      2,797,144
Coca-Cola Enterprises Inc.                                  8,937        197,329
Coors (Adolf) Company "B"                                     770         47,971
Pepsi Bottling Group Inc.                                   5,591        172,203
PepsiCo Inc.                                               35,815      1,726,283
--------------------------------------------------------------------------------
                                                                       5,923,198
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.50%
--------------------------------------------------------------------------------
Amgen Inc./(1)/                                            21,034        880,904
Biogen Inc./(1)/                                            3,164        131,085
Chiron Corp./(1)/                                           3,555        125,669
Genzyme Corp. - General Division/(1)/                       4,465         85,907
Immunex Corp./(1)/                                         11,345        253,447
--------------------------------------------------------------------------------
                                                                       1,477,012
--------------------------------------------------------------------------------

BUILDING MATERIALS - 0.15%
--------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                       1,280         96,128
Masco Corp.                                                 9,558        259,117
Vulcan Materials Co.                                        2,152         94,258
--------------------------------------------------------------------------------
                                                                         449,503
--------------------------------------------------------------------------------

CHEMICALS - 0.93%
--------------------------------------------------------------------------------
Air Products & Chemicals Inc.                               4,349        219,494
Ashland Inc.                                                1,476         59,778
Dow Chemical Co. (The)                                     18,201        625,750
Du Pont (E.I.) de Nemours & Co.                            20,187        896,303

ASSET ALLOCATION MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                                   Shares          Value
--------------------------------------------------------------------------------
CHEMICALS (Continued)
--------------------------------------------------------------------------------
Eastman Chemical Co.                                        1,646   $     77,197
Engelhard Corp.                                             2,809         79,551
Great Lakes Chemical Corp.                                  1,090         28,874
Hercules Inc.(1)                                            2,380         27,608
PPG Industries Inc.                                         3,113        192,695
Praxair Inc.                                                3,437        195,806
Rohm & Haas Co. "A"                                         4,210        170,463
Sherwin-Williams Co. (The)                                  2,842         85,061
Sigma-Aldrich Corp.                                         1,652         82,848
--------------------------------------------------------------------------------
                                                                       2,741,428
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.69%
--------------------------------------------------------------------------------
Apollo Group Inc. "A"/(1)/                                  3,426        135,053
Block (H & R) Inc.                                          3,868        178,508
Cendant Corp./(1)/                                         20,537        326,128
Concord EFS Inc./(1)/                                      10,028        302,244
Convergys Corp./(1)/                                        3,660         71,297
Deluxe Corp.                                                1,433         55,729
Donnelley (R.R.) & Sons Co.                                 2,468         67,993
Ecolab Inc.                                                 2,782        128,612
Equifax Inc.                                                3,081         83,187
McKesson Corp.                                              5,860        191,622
Moody's Corp.                                               2,850        141,787
Paychex Inc.                                                7,463        233,517
Quintiles Transnational Corp./(1)/                          2,540         31,725
Robert Half International Inc./(1)/                         3,764         87,701
--------------------------------------------------------------------------------
                                                                       2,035,103
--------------------------------------------------------------------------------

COMPUTERS - 2.95%
--------------------------------------------------------------------------------
Apple Computer Inc./(1)/                                    7,254        128,541
Cisco Systems Inc./(1)/                                   147,277      2,054,514
Computer Sciences Corp./(1)/                                3,564        170,359
Dell Computer Corp.(1)                                     52,093      1,361,711
Electronic Data Systems Corp.                               9,660        358,869
EMC Corp./(1)/                                             44,822        338,406
Gateway Inc./(1)/                                           6,746         29,952
Hewlett-Packard Co.                                        60,671        927,053
International Business Machines Corp.                      34,413      2,477,736
Lexmark International Inc. "A"/(1)/                         2,775        150,960
NCR Corp./(1)/                                              2,084         72,106
Network Appliance Inc./(1)/                                 6,854         85,264
Palm Inc./(1)/                                             12,211         21,491
Sun Microsystems Inc./(1)/                                 65,568        328,496
Unisys Corp./(1)/                                           6,647         59,823
Veritas Software Corp./(1)/                                 8,288        164,020
--------------------------------------------------------------------------------
                                                                       8,729,301
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.57%
--------------------------------------------------------------------------------
Alberto-Culver Co. "B"                                      1,252         59,846
Avon Products Inc.                                          4,777        249,550
Colgate-Palmolive Co.                                      10,968        548,948
Gillette Co. (The)                                         21,412        725,224
International Flavors & Fragrances Inc.                     2,016         65,500
Kimberly-Clark Corp.                                       10,389        644,118
Procter & Gamble Co.                                       26,341      2,352,251
--------------------------------------------------------------------------------
                                                                       4,645,437
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.19%
--------------------------------------------------------------------------------
Costco Wholesale Corp./(1)/                                 8,891        343,370
Genuine Parts Co.                                           3,677        128,217
Grainger (W.W.) Inc.                                        2,033        101,853
--------------------------------------------------------------------------------
                                                                         573,440
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.00%
--------------------------------------------------------------------------------
American Express Co.                                       26,911        977,408
Bear Stearns Companies Inc. (The)                           1,984        121,421
Capital One Financial Corp.                                 4,369        266,727
Citigroup Inc.                                            103,540      4,012,175
Countrywide Credit Industries Inc.                          2,556        123,327
Fannie Mae                                                 20,223      1,491,446
Franklin Resources Inc.                                     5,063        215,886
Freddie Mac                                                13,969        854,903
Household International Inc.                                9,022        448,393
Lehman Brothers Holdings Inc.                               4,646        290,468
MBNA Corp.                                                 16,948        560,470
Merrill Lynch & Co. Inc.                                   17,460        707,130
Morgan Stanley Dean Witter & Co.                           22,402        965,078
Providian Financial Corp.                                   5,914         34,774
Schwab (Charles) Corp. (The)                               27,505        308,056
SLM Corp.                                                   3,138        304,072
Stilwell Financial Inc.                                     4,690         85,358
T. Rowe Price Group Inc.                                    2,652         87,198
--------------------------------------------------------------------------------
                                                                      11,854,290
--------------------------------------------------------------------------------

ELECTRIC - 1.66%
--------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                       10,678         57,875
Allegheny Energy Inc.                                       2,669         68,727
Ameren Corp.                                                2,970        127,740
American Electric Power Co. Inc.                            6,548        262,051
Calpine Corp./(1)/                                          6,344         44,598
Cinergy Corp.                                               3,513        126,433
CMS Energy Corp.                                            2,885         31,677
Consolidated Edison Inc.                                    4,066        169,755
Constellation Energy Group Inc.                             3,055         89,634
Dominion Resources Inc.                                     5,498        363,968
DTE Energy Co.                                              3,123        139,411
Duke Energy Corp.                                          16,884        525,092
Edison International/(1)/                                   6,741        114,597
Entergy Corp.                                               4,707        199,765
Exelon Corp.                                                6,563        343,245
FirstEnergy Corp.                                           6,114        204,085
FPL Group Inc.                                              3,717        222,983
Mirant Corp./(1)/                                           8,381         61,181
NiSource Inc.                                               3,962         86,490
PG&E Corp./(1)/                                             7,991        142,959
Pinnacle West Capital Corp.                                 1,777         70,192
PPL Corp.                                                   3,171        104,897
Progress Energy Inc.                                        4,177        217,246
Public Service Enterprise Group Inc.                        4,143        179,392
Reliant Energy Inc.                                         6,145        103,851
Southern Co.                                               13,999        383,573

ASSET ALLOCATION MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)


Security                                                    Shares         Value
--------------------------------------------------------------------------------
ELECTRIC (Continued)
--------------------------------------------------------------------------------
TECO Energy Inc.                                            2,885   $     71,404
TXU Corp.                                                   5,126        264,245
Xcel Energy Inc.                                            7,561        126,798
--------------------------------------------------------------------------------
                                                                       4,903,864
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.22%
--------------------------------------------------------------------------------
American Power Conversion Corp./(1)/                        3,725         47,047
Emerson Electric Co.                                        8,253        441,618
Molex Inc.                                                  4,112        137,875
Power-One Inc./(1)/                                         1,783         11,090
--------------------------------------------------------------------------------
                                                                         637,630
--------------------------------------------------------------------------------

ELECTRONICS - 0.38%
--------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                              9,089        214,955
Applera Corp. - Applied Biosystems Group                    4,042         78,779
Jabil Circuit Inc./(1)/                                     4,109         86,741
Johnson Controls Inc.                                       1,840        150,162
Millipore Corp.                                             1,036         33,131
Parker Hannifin Corp.                                       2,509        119,905
PerkinElmer Inc.                                            2,232         24,664
Sanmina-SCI Corp./(1)/                                     10,827         68,318
Solectron Corp./(1)/                                       16,661        102,465
Symbol Technologies Inc.                                    4,901         41,659
Tektronix Inc./(1)/                                         2,015         37,701
Thermo Electron Corp./(1)/                                  3,314         54,681
Thomas & Betts Corp.                                        1,302         24,217
Waters Corp./(1)/                                           2,834         75,668
--------------------------------------------------------------------------------
                                                                       1,113,046
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
--------------------------------------------------------------------------------
Fluor Corp.                                                 1,687         65,709
--------------------------------------------------------------------------------
                                                                          65,709
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.03%
--------------------------------------------------------------------------------
International Game Technology/(1)/                          1,679         95,199
--------------------------------------------------------------------------------
                                                                          95,199
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.12%
--------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                           3,750         36,000
Waste Management Inc.                                      12,655        329,663
--------------------------------------------------------------------------------
                                                                         365,663
--------------------------------------------------------------------------------

FOOD - 1.50%
--------------------------------------------------------------------------------
Albertson's Inc.                                            7,915        241,091
Archer-Daniels-Midland Co.                                 13,122        167,830
Campbell Soup Co.                                           7,992        221,059
ConAgra Foods Inc.                                         10,699        295,827
General Mills Inc.                                          7,492        330,247
Heinz (H.J.) Co.                                            7,167        294,564
Hershey Foods Corp.                                         2,862        178,875
Kellogg Co.                                                 8,386        300,722
Kroger Co./(1)/                                            16,159        321,564
Safeway Inc./(1)/                                           9,942        290,207
Sara Lee Corp.                                             15,997        330,178
SUPERVALU Inc.                                              2,887         70,818
Sysco Corp.                                                13,443        365,918
Unilever NV - NY Shares                                    11,394        738,331
Winn-Dixie Stores Inc.                                      2,570         40,066
Wrigley (William Jr.) Co.                                   4,337        240,053
--------------------------------------------------------------------------------
                                                                       4,427,350
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.40%
--------------------------------------------------------------------------------
Boise Cascade Corp.                                         1,285         44,371
Georgia-Pacific Corp.                                       4,857        119,385
International Paper Co.                                     9,531        415,361
Louisiana-Pacific Corp.                                     2,334         24,717
MeadWestvaco Corp.                                          4,216        141,489
Plum Creek Timber Co. Inc.                                  3,809        116,936
Temple-Inland Inc.                                          1,054         60,984
Weyerhaeuser Co.                                            4,151        265,041
--------------------------------------------------------------------------------
                                                                       1,188,284
--------------------------------------------------------------------------------

GAS - 0.09%
--------------------------------------------------------------------------------
KeySpan Corp.                                               2,959        111,406
Nicor Inc.                                                  1,022         46,757
Peoples Energy Corp.                                          797         29,059
Sempra Energy                                               3,912         86,573
--------------------------------------------------------------------------------
                                                                         273,795
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.07%
--------------------------------------------------------------------------------
Black & Decker Corp.                                        1,791         86,326
Snap-On Inc.                                                1,259         37,380
Stanley Works (The)                                         1,820         74,638
--------------------------------------------------------------------------------
                                                                         198,344
--------------------------------------------------------------------------------

HEALTH CARE - 2.82%
--------------------------------------------------------------------------------
Aetna Inc.                                                  3,121        149,714
Bard (C.R.) Inc.                                            1,116         63,143
Bausch & Lomb Inc.                                          1,177         39,841
Baxter International Inc.                                  12,275        545,624
Becton Dickinson & Co.                                      5,015        172,767
Biomet Inc.                                                 5,488        148,835
Boston Scientific Corp./(1)/                                8,347        244,734
Guidant Corp./(1)/                                          6,266        189,421
HCA Inc.                                                   10,179        483,503
Health Management Associates Inc. "A"/(1)/                  4,772         96,156
HEALTHSOUTH Corp./(1)/                                      8,093        103,509
Humana Inc./(1)/                                            3,392         53,017
Johnson & Johnson                                          60,726      3,173,541
Manor Care Inc./(1)/                                        2,241         51,543
Medtronic Inc.                                             24,187      1,036,413
St. Jude Medical Inc./(1)/                                  1,866        137,804
Stryker Corp./(1)/                                          4,152        222,174
Tenet Healthcare Corp./(1)/                                 6,686        478,383
UnitedHealth Group Inc.                                     6,364        582,624
WellPoint Health Networks Inc./(1)/                         3,057        237,865

ASSET ALLOCATION MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)


Security                                                   Shares          Value
--------------------------------------------------------------------------------
HEALTH CARE (Continued)
--------------------------------------------------------------------------------
Zimmer Holdings Inc./(1)/                                   3,680   $    131,229
--------------------------------------------------------------------------------
                                                                       8,341,840
--------------------------------------------------------------------------------

HOME BUILDERS - 0.06%
--------------------------------------------------------------------------------
Centex Corp.                                                1,317         76,109
KB HOME                                                     1,029         53,004
Pulte Homes Inc.                                            1,040         59,779
--------------------------------------------------------------------------------
                                                                         188,892
--------------------------------------------------------------------------------

HOME FURNISHINGS - 0.09%
--------------------------------------------------------------------------------
Leggett & Platt Inc.                                        3,714         86,908
Maytag Corp.                                                1,664         70,970
Whirlpool Corp.                                             1,457         95,230
--------------------------------------------------------------------------------
                                                                         253,108
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.25%
--------------------------------------------------------------------------------
American Greetings Corp. "A"                                1,411         23,507
Avery Dennison Corp.                                        2,345        147,149
Clorox Co.                                                  4,504        186,240
Fortune Brands Inc.                                         3,206        179,536
Newell Rubbermaid Inc.                                      5,454        191,217
Tupperware Corp.                                            1,292         26,861
--------------------------------------------------------------------------------
                                                                         754,510
--------------------------------------------------------------------------------

INSURANCE - 2.97%
--------------------------------------------------------------------------------
ACE Ltd.                                                    5,241        165,616
AFLAC Inc.                                                 10,341        330,912
Allstate Corp. (The)                                       14,421        533,289
Ambac Financial Group Inc.                                  2,269        152,477
American International Group Inc.                          52,524      3,583,713
AON Corp.                                                   5,695        167,889
Chubb Corp.                                                 3,639        257,641
CIGNA Corp.                                                 2,847        277,355
Cincinnati Financial Corp.                                  3,469        161,413
Conseco Inc./(1)/                                           7,326         14,652
Hancock (John) Financial Services Inc.                      6,099        214,685
Hartford Financial Services Group Inc.                      5,124        304,724
Jefferson-Pilot Corp.                                       2,742        128,874
Lincoln National Corp.                                      3,515        147,630
Loews Corp.                                                 3,577        189,545
Marsh & McLennan Companies Inc.                             5,361        517,873
MBIA Inc.                                                   2,685        151,783
MetLife Inc.                                               14,190        408,672
MGIC Investment Corp.                                       2,296        155,669
Progressive Corp. (The)                                     4,622        267,383
SAFECO Corp.                                                2,774         85,689
St. Paul Companies Inc.                                     3,907        152,060
Torchmark Corp.                                             2,176         83,123
UNUMProvident Corp.                                         4,668        118,801
XL Capital Ltd. "A"                                         2,752        233,094
--------------------------------------------------------------------------------
                                                                       8,804,562
--------------------------------------------------------------------------------

IRON / STEEL - 0.06%
--------------------------------------------------------------------------------
Allegheny Technologies Inc.                                 1,785         28,203
Nucor Corp.                                                 1,656        107,706
United States Steel Corp.                                   1,891         37,612
--------------------------------------------------------------------------------
                                                                         173,521
--------------------------------------------------------------------------------

LEISURE TIME - 0.27%
--------------------------------------------------------------------------------
Brunswick Corp.                                             1,890         52,920
Carnival Corp. "A"                                         11,774        326,022
Harley-Davidson Inc.                                        6,167        316,182
Sabre Holdings Corp./(1)/                                   2,870        102,746
--------------------------------------------------------------------------------
                                                                         797,870
--------------------------------------------------------------------------------

LODGING - 0.18%
--------------------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                            2,380        105,553
Hilton Hotels Corp.                                         7,668        106,585
Marriott International Inc. "A"                             4,638        176,476
Starwood Hotels & Resorts Worldwide Inc.                    4,185        137,645
--------------------------------------------------------------------------------
                                                                         526,259
--------------------------------------------------------------------------------

MACHINERY - 0.32%
--------------------------------------------------------------------------------
Caterpillar Inc.                                            7,053        345,244
Cummins Inc.                                                  904         29,922
Deere & Co.                                                 4,567        218,759
Dover Corp.                                                 3,847        134,645
Ingersoll-Rand Co. "A"                                      3,130        142,916
McDermott International Inc./(1)/                           1,406         11,389
Rockwell International Corp.                                3,960         79,121
--------------------------------------------------------------------------------
                                                                         961,996
--------------------------------------------------------------------------------

MANUFACTURERS - 3.12%
--------------------------------------------------------------------------------
Cooper Industries Ltd. "A"                                  2,006         78,836
Crane Co.                                                   1,307         33,172
Danaher Corp.                                               3,143        208,538
Eastman Kodak Co.                                           5,990        174,728
Eaton Corp.                                                 1,506        109,562
General Electric Co.                                      200,248      5,817,204
Honeywell International Inc.                               16,616        585,382
Illinois Tool Works Inc.                                    6,236        425,919
ITT Industries Inc.                                         1,859        131,245
Pall Corp.                                                  2,647         54,925
Textron Inc.                                                2,542        119,220
3M Co.                                                      7,851        965,673
Tyco International Ltd.                                    40,366        545,345
--------------------------------------------------------------------------------
                                                                       9,249,749
--------------------------------------------------------------------------------

MEDIA - 2.00%
--------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                                  89,587      1,317,825
Clear Channel Communications Inc./(1)/                     12,418        397,624
Comcast Corp. "A"/(1)/                                     18,890        450,338
Dow Jones & Co. Inc.                                        1,795         86,968
Gannett Co. Inc.                                            5,157        391,416
Knight Ridder Inc.                                          1,571         98,894
McGraw-Hill Companies Inc. (The)                            4,089        244,113
Meredith Corp.                                              1,061         40,689

ASSET ALLOCATION MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                                   Shares          Value
--------------------------------------------------------------------------------
MEDIA (Continued)
--------------------------------------------------------------------------------
New York Times Co. "A"                                      2,787   $    143,531
Tribune Co.                                                 6,098        265,263
Univision Communications Inc./(1)/                          4,399        138,129
Viacom Inc. "B"/(1)/                                       35,418      1,571,497
Walt Disney Co. (The)                                      40,987        774,654
--------------------------------------------------------------------------------
                                                                       5,920,941
--------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.01%
--------------------------------------------------------------------------------
Worthington Industries Inc.                                 1,903         34,444
--------------------------------------------------------------------------------
                                                                          34,444
--------------------------------------------------------------------------------

MINING - 0.50%
--------------------------------------------------------------------------------
Alcan Inc.                                                  6,580        246,882
Alcoa Inc.                                                 16,837        558,147
Barrick Gold Corp.                                         10,704        203,269
Freeport-McMoRan Copper & Gold Inc./(1)/                    2,665         47,570
Inco Ltd./(1)/                                              3,421         77,451
Newmont Mining Corp.                                        7,681        202,241
Phelps Dodge Corp.                                          1,663         68,516
Placer Dome Inc.                                            6,809         76,329
--------------------------------------------------------------------------------
                                                                       1,480,405
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.10%
--------------------------------------------------------------------------------
Pitney Bowes Inc.                                           4,703        186,803
Xerox Corp./(1)/                                           14,533        101,295
--------------------------------------------------------------------------------
                                                                         288,098
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 4.36%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                          1,916        158,070
Anadarko Petroleum Corp.                                    4,806        236,936
Apache Corp.                                                2,904        166,922
Burlington Resources Inc.                                   3,771        143,298
ChevronTexaco Corp.                                        21,424      1,896,024
Conoco Inc.                                                12,587        349,919
Devon Energy Corp.                                          3,004        148,037
EOG Resources Inc.                                          2,478         98,377
Exxon Mobil Corp.                                         136,486      5,585,007
Kerr-McGee Corp.                                            2,037        109,081
Kinder Morgan Inc.                                          2,400         91,248
Marathon Oil Corp.                                          6,312        171,181
Nabors Industries Ltd.                                      3,045        107,489
Noble Corp.                                                 2,853        110,126
Occidental Petroleum Corp.                                  7,440        223,126
Phillips Petroleum Co.                                      7,848        462,090
Rowan Companies Inc./(1)/                                   2,035         43,651
Royal Dutch Petroleum Co. - NY Shares                      42,784      2,364,672
Sunoco Inc.                                                 1,438         51,236
Transocean Sedco Forex Inc.                                 6,548        203,970
Unocal Corp.                                                4,949        182,816
--------------------------------------------------------------------------------
                                                                      12,903,276
--------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.34%
--------------------------------------------------------------------------------
Baker Hughes Inc.                                           6,912        230,100
BJ Services Co./(1)/                                        3,201        108,450
Halliburton Co.                                             8,948        142,631
Schlumberger Ltd.                                          11,490        534,285
--------------------------------------------------------------------------------
                                                                       1,015,466
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.08%
--------------------------------------------------------------------------------
Ball Corp.                                                  1,207         50,066
Bemis Co.                                                   1,146         54,435
Pactiv Corp./(1)/                                           2,928         69,686
Sealed Air Corp./(1)/                                       1,744         70,231
--------------------------------------------------------------------------------
                                                                         244,418
--------------------------------------------------------------------------------

PHARMACEUTICALS - 4.97%
--------------------------------------------------------------------------------
Abbott Laboratories                                        31,538      1,187,406
Allergan Inc.                                               2,783        185,765
AmerisourceBergen Corp.                                     2,050        155,800
Bristol-Myers Squibb Co.                                   38,984      1,001,889
Cardinal Health Inc.                                        9,297        570,929
Forest Laboratories Inc. "A"/(1)/                           3,769        266,845
King Pharmaceuticals Inc./(1)/                              4,899        109,003
Lilly (Eli) and Co.                                        22,405      1,263,642
MedImmune Inc./(1)/                                         5,123        135,247
Merck & Co. Inc.                                           45,464      2,302,297
Pfizer Inc.                                               125,854      4,404,890
Pharmacia Corp.                                            26,047        975,460
Schering-Plough Corp.                                      29,648        729,341
Watson Pharmaceuticals Inc./(1)/                            2,293         57,944
Wyeth                                                      26,672      1,365,606
--------------------------------------------------------------------------------
                                                                      14,712,064
--------------------------------------------------------------------------------

PIPELINES - 0.12%
--------------------------------------------------------------------------------
Dynegy Inc. "A"                                             7,258         52,258
El Paso Corp.                                              11,128        229,348
Williams Companies Inc.                                    10,367         62,098
--------------------------------------------------------------------------------
                                                                         343,704
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.18%
--------------------------------------------------------------------------------
Equity Office Properties Trust                              8,587        258,469
Equity Residential Properties Trust                         5,262        151,283
Simon Property Group Inc.                                   3,200        117,888
--------------------------------------------------------------------------------
                                                                         527,640
--------------------------------------------------------------------------------

RETAIL - 4.74%
--------------------------------------------------------------------------------
AutoZone Inc./(1)/                                          2,293        177,249
Bed Bath & Beyond Inc./(1)/                                 5,685        214,552
Best Buy Co. Inc./(1)/                                      6,239        226,476
Big Lots Inc.                                               2,491         49,023
Circuit City Stores Inc.- Circuit City Group                4,459         83,606
CVS Corp.                                                   8,077        247,156
Darden Restaurants Inc.                                     3,290         81,263
Dillards Inc. "A"                                           1,851         48,663
Dollar General Corp.                                        6,865        130,641
Family Dollar Stores Inc.                                   3,664        129,156
Federated Department Stores Inc./(1)/                       4,088        162,294

ASSET ALLOCATION MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)


Security                                                   Shares          Value
--------------------------------------------------------------------------------
RETAIL (Continued)
--------------------------------------------------------------------------------
Gap Inc. (The)                                             17,505   $    248,571
Home Depot Inc.                                            47,415      1,741,553
Kohls Corp./(1)/                                            6,888        482,711
Limited Inc. (The)                                         10,282        219,007
Lowe's Companies Inc.                                      15,771        716,003
May Department Stores Co. (The)                             5,544        182,564
McDonald's Corp.                                           25,517        725,959
Nordstrom Inc.                                              2,879         65,209
Office Depot Inc./(1)/                                      5,988        100,598
Penney (J.C.) Co. Inc. (The)                                5,162        113,667
RadioShack Corp.                                            3,331        100,130
Sears, Roebuck and Co.                                      6,084        330,361
Staples Inc./(1)/                                           9,582        188,765
Starbucks Corp./(1)/                                        7,879        195,793
Target Corp.                                               18,242        695,020
Tiffany & Co.                                               3,140        110,528
TJX Companies Inc.                                         10,656        208,964
Toys R Us Inc./(1)/                                         4,155         72,588
Walgreen Co.                                               20,500        791,915
Wal-Mart Stores Inc.                                       89,696      4,934,177
Wendy's International Inc.                                  2,293         91,330
Yum! Brands Inc.                                            5,724        167,427
--------------------------------------------------------------------------------
                                                                      14,032,919
--------------------------------------------------------------------------------

SEMICONDUCTORS - 2.03%
--------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                            7,018         68,215
Altera Corp./(1)/                                           7,944        108,038
Analog Devices Inc./(1)/                                    7,469        221,829
Applied Materials Inc./(1)/                                32,786        623,590
Applied Micro Circuits Corp./(1)/                           6,179         29,227
Broadcom Corp. "A"/(1)/                                     5,428         95,207
Intel Corp.                                               134,929      2,465,153
KLA-Tencor Corp./(1)/                                       3,990        175,520
Linear Technology Corp.                                     6,481        203,698
LSI Logic Corp./(1)/                                        7,542         65,993
Maxim Integrated Products Inc./(1)/                         6,677        255,929
Micron Technology Inc./(1)/                                12,033        243,307
National Semiconductor Corp./(1)/                           3,746        109,271
Novellus Systems Inc./(1)/                                  3,108        105,672
NVIDIA Corp./(1)/                                           2,867         49,255
PMC-Sierra Inc./(1)/                                        3,529         32,714
QLogic Corp./(1)/                                           1,944         74,066
Teradyne Inc./(1)/                                          3,704         87,044
Texas Instruments Inc.                                     34,906        827,272
Vitesse Semiconductor Corp./(1)/                            4,008         12,465
Xilinx Inc./(1)/                                            6,654        149,249
--------------------------------------------------------------------------------
                                                                       6,002,714
--------------------------------------------------------------------------------

SOFTWARE - 3.24%
--------------------------------------------------------------------------------
Adobe Systems Inc.                                          4,586        130,701
Autodesk Inc.                                               2,383         31,575
Automatic Data Processing Inc.                             12,431        541,370
BMC Software Inc./(1)/                                      4,967         82,452
Citrix Systems Inc./(1)/                                    3,479         21,013
Computer Associates International Inc.                     11,501        182,751
Compuware Corp./(1)/                                        7,474         45,367
First Data Corp.                                           15,140        563,208
Fiserv Inc./(1)/                                            4,001        146,877
IMS Health Inc.                                             5,554         99,694
Intuit Inc./(1)/                                            4,000        198,880
Mercury Interactive Corp./(1)/                              1,749         40,157
Microsoft Corp./(1)/                                      109,136      5,969,739
Novell Inc./(1)/                                            7,397         23,744
Oracle Corp./(1)/                                         110,533      1,046,748
Parametric Technology Corp./(1)/                            5,217         17,894
PeopleSoft Inc./(1)/                                        6,390         95,083
Rational Software Corp./(1)/                                3,697         30,352
Siebel Systems Inc./(1)/                                    9,736        138,446
Yahoo! Inc./(1)/                                           11,812        174,345
--------------------------------------------------------------------------------
                                                                       9,580,396
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.56%
--------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                           16,296         37,318
Andrew Corp./(1)/                                           1,769         25,350
Avaya Inc./(1)/                                             7,244         35,858
CIENA Corp./(1)/                                            6,652         27,872
Comverse Technology Inc./(1)/                               3,645         33,753
JDS Uniphase Corp./(1)/                                    27,496         73,414
Lucent Technologies Inc./(1)/                              69,427        115,249
Motorola Inc.                                              45,641        658,143
Nortel Networks Corp.                                      69,628        100,961
QUALCOMM Inc./(1)/                                         15,562        427,799
Scientific-Atlanta Inc.                                     3,377         55,552
Tellabs Inc./(1)/                                           8,537         52,929
--------------------------------------------------------------------------------
                                                                       1,644,198
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.97%
--------------------------------------------------------------------------------
AT&T Wireless Services Inc./(1)/                           54,450        318,532
Citizens Communications Co./(1)/                            5,489         45,888
Corning Inc.                                               19,385         68,817
Nextel Communications Inc. "A"/(1)/                        16,303         52,333
Qwest Communications International Inc.                    33,924         94,987
Sprint Corp. (PCS Group)/(1)/                              20,143         90,039
Verizon Communications Inc.                                54,970      2,207,046
--------------------------------------------------------------------------------
                                                                       2,877,642
--------------------------------------------------------------------------------

TELEPHONE - 1.57%
--------------------------------------------------------------------------------
Alltel Corp.                                                6,398        300,706
AT&T Corp.                                                 76,889        822,712
BellSouth Corp.                                            37,811      1,191,047
CenturyTel Inc.                                             2,567         75,727
SBC Communications Inc.                                    67,475      2,057,987
Sprint Corp. (FON Group)                                   18,035        191,351
--------------------------------------------------------------------------------
                                                                       4,639,530
--------------------------------------------------------------------------------

TEXTILES - 0.06%
--------------------------------------------------------------------------------
Cintas Corp.                                                3,616        178,739
--------------------------------------------------------------------------------
                                                                         178,739
--------------------------------------------------------------------------------

ASSET ALLOCATION MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

                                                        Shares or
Security                                              Face Amount          Value
--------------------------------------------------------------------------------
TOBACCO - 0.68%
--------------------------------------------------------------------------------
Philip Morris Companies Inc.                               43,227   $  1,888,155
UST Inc.                                                    3,583        121,822
--------------------------------------------------------------------------------
                                                                       2,009,977
--------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.08%
--------------------------------------------------------------------------------
Hasbro Inc.                                                 3,668         49,738
Mattel Inc.                                                 8,990        189,509
--------------------------------------------------------------------------------
                                                                         239,247
--------------------------------------------------------------------------------

TRANSPORTATION - 0.40%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                          7,905        237,150
CSX Corp.                                                   4,068        142,583
FedEx Corp./(1)/                                            5,876        313,778
Norfolk Southern Corp.                                      7,984        186,666
Union Pacific Corp.                                         5,002        316,527
--------------------------------------------------------------------------------
                                                                       1,196,704
--------------------------------------------------------------------------------

TRUCKING & LEASING - 0.01%
--------------------------------------------------------------------------------
Ryder System Inc.                                           1,344         36,409
--------------------------------------------------------------------------------
                                                                          36,409
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $190,124,672)                                                 183,125,117
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 35.39%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,  11/15/28                                   $  3,460,000      3,253,141
  5.25%,  02/15/29                                      2,960,000      2,784,528
  5.38%,  02/15/31                                     10,020,000      9,811,774
  5.50%,  08/15/28                                      2,310,000      2,249,055
  6.00%,  02/15/26                                     10,252,000     10,663,649
  6.13%,  11/15/27                                     13,622,000     14,404,802
  6.13%,  08/15/29                                      3,560,000      3,780,930
  6.25%,  08/15/23                                     13,534,000     14,500,693
  6.25%,  05/15/30                                      7,964,000      8,626,939
  6.38%,  08/15/27                                        950,000      1,036,048
  6.50%,  11/15/26                                      2,960,000      3,273,426
  6.63%,  02/15/27                                      2,800,000      3,143,868
  6.75%,  08/15/26                                      3,940,000      4,484,827
  6.88%,  08/15/25                                      1,770,000      2,039,987
  7.13%,  02/15/23                                      7,191,000      8,463,958
  7.25%,  08/15/22                                      1,400,000      1,667,627
  7.50%,  11/15/24                                      4,460,000      5,489,917
  7.63%,  11/15/22                                        925,000      1,144,887
  7.63%,  02/15/25                                      3,150,000      3,929,820
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $101,394,584)                                                 104,749,876
--------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 6.47%
--------------------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                                 16,431,342   $ 16,431,342
Dreyfus Money Market Fund                                 431,569        431,569
Goldman Sachs Financial Square Prime Obligation
  Fund                                                    226,715        226,715
Providian Temp Cash Money Market Fund                   1,657,841      1,657,841
U.S. Treasury Bill
  1.68%(2), 09/26/02(3)                                $  400,000        398,395
--------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $19,145,845)                                                   19,145,862
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 103.72%
(Cost $310,665,101)                                                  307,020,855
--------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.72%)                             (11,003,375)
--------------------------------------------------------------------------------

NET ASSETS - 100.00%                                                $296,017,480
================================================================================

/(1)/  Non-income earning securities.
/(2)/  Yield to Maturity.
/(3)/ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts.
       See Note 1.


The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2002 (Unaudited)

Security                                         Face Amount               Value
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES - 27.58%

AEROSPACE / DEFENSE - 0.67%
--------------------------------------------------------------------------------
Lockheed Martin Corp.
  8.20%,  12/01/09                                $1,000,000         $ 1,157,387
Northrop Grumman Corp.
  7.13%,  02/15/11                                   500,000             532,528
Raytheon Co.
  7.38%,  07/15/25                                 1,000,000             979,916
United Technologies Corp.
  6.63%,  11/15/04                                 1,000,000           1,066,991
--------------------------------------------------------------------------------
                                                                       3,736,822
--------------------------------------------------------------------------------

AIRLINES - 0.26%
--------------------------------------------------------------------------------
Continental Airlines Inc.
  6.65%,  09/15/17                                   901,250             884,721
Delta Air Lines Inc.
  7.57%,  11/18/10                                   500,000             536,421
--------------------------------------------------------------------------------
                                                                       1,421,142
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.60%
--------------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp.
  7.20%,  09/01/09                                   500,000             521,840
  8.50%,  01/18/31                                   500,000             552,766
Ford Motor Company
  6.63%,  10/01/28                                 1,625,000           1,370,249
General Motors Corp.
  6.75%,  05/01/28                                 1,000,000             881,894
--------------------------------------------------------------------------------
                                                                       3,326,749
--------------------------------------------------------------------------------

BANKS - 6.68%
--------------------------------------------------------------------------------
Banco Santander Central Hispano
  Issuances
  7.63%,  09/14/10                                   500,000             548,211
Bank of America Corp.
  6.25%,  04/01/08                                 1,000,000           1,046,472
Bank of New York Co. Inc.
  6.50%,  12/01/03                                 1,000,000           1,052,074
Bank One Corp.
  5.90%,  11/15/11                                 1,000,000             999,434
BankBoston Corp.
  6.50%,  12/19/07                                   500,000             529,586
Chase Manhattan Corp.
  5.75%,  04/15/04                                 1,000,000           1,038,059
Credit Suisse First Boston
  5.75%,  04/15/07                                 1,500,000           1,534,566
European Investment Bank
  4.63%,  03/01/07                                 1,000,000           1,005,147
First Union Capital Corp.
  8.04%,  12/01/26                                 1,000,000           1,075,268
First Union Corp.
  6.63%,  07/15/05                                   500,000             531,090
First Union National Bank
  7.74%,  05/17/32                                 1,708,514           1,863,891
Fleet Credit Card Master Trust II
  3.86%,  03/15/07                                 6,870,000           6,934,303
International Bank of
  Reconstruction & Development
  6.38%,  07/21/05                                 1,000,000           1,081,719
  7.00%,  01/27/05                                 1,500,000           1,633,006
JP Morgan Chase & Co.
  6.75%,  02/01/11                                 1,000,000           1,036,511
KeyCorp
  6.75%,  03/15/06                                 1,500,000           1,586,190
KFW International Finance Inc.
  7.63%,  02/15/04                                 1,000,000           1,067,720
  8.00%,  02/15/10                                   250,000             290,554
Korea Development Bank
  7.13%,  04/22/04                                 1,000,000           1,060,744
LB Commercial Conduit Mortgage
  Trust
  6.78%,  06/15/31                                 6,000,000           6,474,229
Mellon Funding Corp.
  6.38%,  02/15/10                                   500,000             526,144
National City Corp.
  7.20%,  05/15/05                                   500,000             542,707
NationsBank Corp.
  7.75%,  08/15/15                                 1,000,000           1,124,290
SunTrust Banks Inc.
  5.50%,  07/01/07                                   500,000             505,166
US Bank NA Minnesota
  6.38%,  08/01/11                                 1,000,000           1,038,969
Wells Fargo Bank NA
  7.55%,  06/21/10                                 1,000,000           1,114,194
--------------------------------------------------------------------------------
                                                                      37,240,244
--------------------------------------------------------------------------------

BEVERAGES - 0.47%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.
  6.80%,  01/15/31                                   500,000             528,778
Coca-Cola Enterprises Inc.
  5.25%,  05/15/07                                 1,000,000           1,022,261
Diageo PLC
  6.13%,  08/15/05                                 1,000,000           1,055,154
--------------------------------------------------------------------------------
                                                                       2,606,193
--------------------------------------------------------------------------------

CHEMICALS - 0.19%
--------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LP
  5.38%,  06/15/07/(1)/                              500,000             498,172
Dow Chemical Co.
  8.63%,  04/01/06                                   500,000             562,751
--------------------------------------------------------------------------------
                                                                       1,060,923
--------------------------------------------------------------------------------

COMPUTERS - 0.27%
--------------------------------------------------------------------------------
Hewlett-Packard Co.
  5.50%,  07/01/07                                   500,000             497,149
International Business Machines
  Corp.
  4.88%,  10/01/06                                 1,000,000           1,009,657
--------------------------------------------------------------------------------
                                                                       1,506,806

--------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                         Face Amount               Value
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.22%
--------------------------------------------------------------------------------
Procter & Gamble Co.
  8.50%,  08/10/09                                $1,000,000         $ 1,206,489
--------------------------------------------------------------------------------
                                                                       1,206,489
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.05%
--------------------------------------------------------------------------------
Costco Wholesale Corp.
  5.50%, 03/15/07                                    250,000             257,800
--------------------------------------------------------------------------------
                                                                         257,800
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 6.43%
--------------------------------------------------------------------------------
American General Finance Corp.
  5.88%,  07/14/06                                 1,000,000           1,032,675
Associates Corp. NA
  6.88%,  11/15/08                                   410,000             444,193
  6.95%,  11/01/18                                 1,000,000           1,034,150
AXA Financial Inc.
  7.75%, 08/01/10                                  1,000,000           1,118,131
Bear Stearns Companies Inc.
  6.63%,  10/01/04                                 1,000,000           1,056,731
Boeing Capital Corp.
  5.65%,  05/15/06                                 1,500,000           1,548,807
Capital One Bank
  6.88%,  02/01/06                                 1,000,000             988,421
Citigroup Inc.
  6.00%,  02/21/12                                   500,000             502,024
  6.75%,  12/01/05                                 1,000,000           1,075,010
Countrywide Home Loans
  5.63%,  05/15/07                                   500,000             511,280
Ford Credit Auto Owner Trust
  3.62%,  01/15/06                                 1,000,000           1,011,713
  4.36%,  09/15/36                                 2,000,000           2,034,483
Ford Motor Credit Co.
  7.25%,  10/25/11                                 1,000,000           1,004,796
  7.50%,  03/15/05                                 1,000,000           1,045,805
  7.88%,  06/15/10                                 1,000,000           1,045,439
General Electric Capital Corp.
  5.38%,  03/15/07                                 1,100,000           1,125,013
  6.50%,  12/10/07                                 1,000,000           1,073,643
  6.75%,  03/15/32                                 1,000,000             982,273
General Motors Acceptance Corp.
  6.13%,  09/15/06                                   500,000             507,077
  6.75%,  01/15/06                                 1,000,000           1,038,210
  6.88%,  09/15/11                                 1,000,000             992,817
  7.25%,  03/02/11                                   500,000             510,494
  7.72%,  12/15/09                                 1,707,000           1,922,034
Goldman Sachs Group Inc.
  7.63%,  08/17/05                                 1,000,000           1,095,908
Household Finance Corp.
  6.50%,  01/24/06                                 1,000,000           1,022,386
  8.00%,  07/15/10                                 1,000,000           1,056,221
Lehman Brothers Inc.
  7.63%,  06/01/06                                 1,000,000           1,088,467
Merrill Lynch & Co. Inc.
  6.00%,  02/17/09                                 1,000,000           1,016,802
Morgan Stanley Dean Witter & Co.
  6.02%,  02/15/33                                   604,212             632,961
  7.75%,  06/15/05                                 1,000,000           1,097,408
  8.00%,  06/15/10                                 1,000,000           1,108,681
National Rural Utilities
  6.50%,  03/01/07                                   500,000             523,254
  7.25%,  03/01/12                                   500,000             531,931
Norwest Financial Inc.
  5.38%,  09/30/03                                 1,000,000           1,031,583
Sears Roebuck Acceptance Corp.
  7.00%,  06/01/32                                   500,000             478,971
Verizon Global Funding Corp.
  7.75%,  12/01/30                                   500,000             482,212
Washington Mutual Inc.
  7.50%,  08/15/06                                 1,000,000           1,081,663
--------------------------------------------------------------------------------
                                                                      35,853,667
--------------------------------------------------------------------------------

ELECTRIC - 1.71%
--------------------------------------------------------------------------------
American Electric Power Inc.,
  Series A
  6.13%,  05/15/06                                 1,000,000           1,018,640
Consumers Energy Co.
  6.00%,  03/15/05                                   500,000             456,500
Dominion Resources Inc.
  7.63%,  07/15/05                                   500,000             542,120
  8.13%,  06/15/10                                   500,000             561,506
DTE Energy Co.
  7.05%,  06/01/11                                   500,000             528,901
FirstEnergy Corp.
  5.50%,  11/15/06                                 1,000,000             978,714
  7.38%,  11/15/31                                   500,000             474,469
Korea Electric Power Corp.
  6.38%,  12/01/03                                 1,000,000           1,042,200
Niagara Mohawk Power Corp.
  7.38%,  07/01/03                                   756,098             789,058
  7.63%,  10/01/05                                   529,268             575,396
Progress Energy Inc.
  7.75%,  03/01/31                                   500,000             536,281
Texas Utilities Co.
  6.38%,  01/01/08                                 1,000,000           1,008,363
Wisconsin Energy Corp.
  5.88%,  04/01/06                                   500,000             521,065
  6.50%,  04/01/11                                   500,000             524,558
--------------------------------------------------------------------------------
                                                                       9,557,771
--------------------------------------------------------------------------------

FOOD - 1.33%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.
  8.38%,  04/15/17                                   500,000             614,691
ConAgra Foods Inc.
  6.00%,  09/15/06                                   500,000             519,454
  7.40%,  09/15/04                                 1,000,000           1,072,763
Fred Meyer Inc.
  7.45%,  03/01/08                                 1,000,000           1,099,480
General Mills Inc.
  5.13%,  02/15/07                                 1,000,000             999,337

BOND INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                         Face Amount               Value
--------------------------------------------------------------------------------

FOOD (Continued)
--------------------------------------------------------------------------------
Kellogg Co.
  6.60%,  04/01/11                                $1,000,000          $1,048,560
Kraft Foods Inc.
  5.63%,  11/01/11                                   500,000             495,491
  6.50%,  11/01/31                                   500,000             494,772
Safeway Inc.
  6.50%,  11/15/08                                 1,000,000           1,056,230
--------------------------------------------------------------------------------
                                                                       7,400,778
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.46%
--------------------------------------------------------------------------------
Abitibi-Consolidated Inc.
  8.55%,  08/01/10                                   500,000             521,898
International Paper Co.
  6.75%,  09/01/11                                   500,000             520,719
Weyerhaeuser Co.
  6.00%,  08/01/06                                   500,000             512,608
  6.13%,  03/15/07/(1)/                            1,000,000           1,029,166
--------------------------------------------------------------------------------
                                                                       2,584,391
--------------------------------------------------------------------------------

GAS - 0.10%
--------------------------------------------------------------------------------
KeySpan Corp.
  7.63%,  11/15/10                                   500,000             559,587
--------------------------------------------------------------------------------
                                                                         559,587
--------------------------------------------------------------------------------

HEALTH CARE - 0.09%
--------------------------------------------------------------------------------
Tenet Healthcare Corp.
  5.00%,  07/01/07                                   500,000             495,812
--------------------------------------------------------------------------------
                                                                         495,812
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS / WARES - 0.19%
--------------------------------------------------------------------------------
Unilever Capital Corp.
  6.88%,  11/01/05                                 1,000,000           1,083,164
--------------------------------------------------------------------------------
                                                                       1,083,164
--------------------------------------------------------------------------------

INSURANCE - 0.20%
--------------------------------------------------------------------------------
Allstate Corp.
  7.20%,  12/01/09                                 1,000,000           1,099,911
--------------------------------------------------------------------------------
                                                                       1,099,911
--------------------------------------------------------------------------------

MACHINERY-CONSTRUCTION & MINING - 0.20%
--------------------------------------------------------------------------------
Caterpillar Inc.
  7.25%,  09/15/09                                 1,000,000           1,100,941
--------------------------------------------------------------------------------
                                                                       1,100,941
--------------------------------------------------------------------------------

MANUFACTURERS - 0.13%
--------------------------------------------------------------------------------
Tyco International Group
  6.88%,  01/15/29                                 1,000,000             709,520
--------------------------------------------------------------------------------
                                                                         709,520
--------------------------------------------------------------------------------

MANUFACTURING - 0.11%
--------------------------------------------------------------------------------
Norsk Hydro ASA
  6.36%,  01/15/09                                $  590,000          $  610,167
--------------------------------------------------------------------------------
                                                                         610,167
--------------------------------------------------------------------------------

MEDIA - 0.91%
--------------------------------------------------------------------------------
Comcast Cable Communications
  8.38%,  05/01/07                                 1,000,000           1,024,196
Liberty Media Corp.
  7.88%,  07/15/09                                   500,000             502,647
TCI Communications Inc.
  8.75%,  08/01/15                                 1,000,000             942,242
Time Warner Entertainment Co.
  8.38%,  03/15/23                                 1,000,000             995,417
Viacom Inc.
  7.75%,  06/01/05                                 1,000,000           1,096,257
Walt Disney Co. (The)
  6.75%,  03/30/06                                   500,000             531,271
--------------------------------------------------------------------------------
                                                                       5,092,030
--------------------------------------------------------------------------------

MINING - 0.20%
--------------------------------------------------------------------------------

Alcoa Inc.
  7.38%,  08/01/10                                 1,000,000           1,111,266
--------------------------------------------------------------------------------
                                                                       1,111,266
--------------------------------------------------------------------------------

MULTI-NATIONAL - 0.50%
--------------------------------------------------------------------------------
Asian Development Bank
  6.75%,  06/11/07                                 1,000,000           1,100,472
Inter-American Development Bank
  7.38%,  01/15/10                                 1,000,000           1,145,585
  8.50%,  03/15/11                                   450,000             549,189
--------------------------------------------------------------------------------
                                                                       2,795,246
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.02%
--------------------------------------------------------------------------------
Amerada Hess Corp.
  7.30%,  08/15/31                                   500,000             507,227
Conoco Funding Co.
  6.35%,  10/15/11                                   500,000             518,382
Conoco Inc.
  5.90%,  04/15/04                                 1,000,000           1,041,481
Devon Financing Corp. ULC
  6.88%,  09/30/11                                 1,000,000           1,041,436
Marathon Oil Corp.
  6.13%,  03/15/12                                   500,000             497,589
Petroleos Mexicanos
  9.38%,  12/02/08                                 1,000,000           1,072,500
Phillips 66 Capital Trust II
  8.00%,  01/15/37                                 1,000,000           1,033,570
--------------------------------------------------------------------------------
                                                                       5,712,185
--------------------------------------------------------------------------------

PHARMACEUTICALS - 0.18%
--------------------------------------------------------------------------------
American Home Products Corp.
  6.25%,  03/15/06                                   500,000             528,775

BOND INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                         Face Amount               Value
--------------------------------------------------------------------------------

PHARMACEUTICALS (Continued)
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.
  5.75%,  10/01/11                               $  500,000         $    497,473
--------------------------------------------------------------------------------
                                                                       1,026,248
--------------------------------------------------------------------------------

PIPELINES - 0.43%
--------------------------------------------------------------------------------
Duke Energy Field Services Corp.
  7.50%,  08/16/05                                  500,000              531,706
  7.88%,  08/16/10                                  500,000              530,658
Sonat Inc.
  7.63%,  07/15/11                                1,000,000              984,008
Williams Companies Inc.
  7.50%,  01/15/31                                  500,000              359,073
--------------------------------------------------------------------------------
                                                                       2,405,445
--------------------------------------------------------------------------------

PUBLISHING - 0.18%
--------------------------------------------------------------------------------
News America Holdings Inc.
  7.60%,  10/11/15                                1,000,000            1,018,246
--------------------------------------------------------------------------------
                                                                       1,018,246
--------------------------------------------------------------------------------

REAL ESTATE - 0.09%
--------------------------------------------------------------------------------
EOP Operating LP
  7.00%,  07/15/11                                  500,000              525,268
--------------------------------------------------------------------------------
                                                                         525,268
--------------------------------------------------------------------------------

RETAIL - 0.39%
--------------------------------------------------------------------------------
Federated Department Stores Inc.
  6.63%,  04/01/11                                  500,000              511,409
Target Corp.
  7.00%,  07/15/31                                  500,000              529,046
Wal-Mart Stores Inc.
  7.55%,  02/15/30                                1,000,000            1,149,470
--------------------------------------------------------------------------------
                                                                       2,189,925
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.09%
--------------------------------------------------------------------------------
Motorola Inc.
  6.75%,  02/01/06                                  500,000              485,286
--------------------------------------------------------------------------------
                                                                         485,286
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.20%
--------------------------------------------------------------------------------
AT&T Wireless Services Inc.
  7.88%,  03/01/11                                1,000,000              807,738
British Telecom PLC
  7.88%,  12/15/05                                  500,000              535,055
  8.38%,  12/15/10                                1,000,000            1,088,198
Citizens Communications
  8.50%,  05/15/06                                1,000,000              967,756
Cox Communications Inc.
  7.50%,  08/15/04                                1,000,000            1,016,136
Telus Corp.
  8.00%,  06/01/11                                1,000,000              830,910
Verizon Wireless Inc.
  5.38%,  12/15/06/(1)/                           1,000,000              932,949
Vodafone Group PLC
  7.75%,  02/15/10                                  500,000              531,633
--------------------------------------------------------------------------------
                                                                       6,710,375
--------------------------------------------------------------------------------

TELEPHONE - 1.10%
--------------------------------------------------------------------------------
AT&T Corp.
  6.50%,  11/15/06                                  500,000              440,000
  8.00%,  11/15/31/(1)/                             500,000              392,500
BellSouth Corp.
  6.00%,  10/15/11                                  500,000              505,440
  6.88%,  10/15/31                                  500,000              495,262
Deutsche Telekom International
  Finance AG
  8.00%,  06/15/10                                1,000,000              995,661
France Telecom SA
  8.25%,  03/01/11                                  500,000              456,539
Koninklijke KPN NV
  8.00%,  10/01/10                                  500,000              502,142
Qwest Corp.
  8.88%,  03/15/12/(1)/                             250,000              222,500
Sprint Capital Corp.
  6.13%,  11/15/08                                1,000,000              765,232
  8.38%,  03/15/12                                  500,000              414,228
Telefonica Europe BV
  8.25%,  09/15/30                                  500,000              509,857
Verizon Pennsylvania Inc.
  5.65%,  11/15/11                                  500,000              459,783
--------------------------------------------------------------------------------
                                                                       6,159,144
--------------------------------------------------------------------------------

TOBACCO - 0.09%
--------------------------------------------------------------------------------
RJ Reynolds Tobacco Holdings Inc.
  6.50%,  06/01/07                                  500,000              511,932
--------------------------------------------------------------------------------
                                                                         511,932
--------------------------------------------------------------------------------

TRANSPORTATION - 0.84%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.
  7.13%,  12/15/10                                1,000,000            1,073,676
Canadian National Railway Co.
  6.45%,  07/15/06                                1,300,000            1,374,855
Norfolk Southern Corp.
  7.70%,  05/15/17                                1,000,000            1,149,758
Union Pacific Corp.
  6.79%,  11/09/07                                1,000,000            1,073,356
--------------------------------------------------------------------------------
                                                                       4,671,645
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
(Cost: $151,033,527)                                                 153,833,118
--------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                         Face Amount               Value
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS & NOTES(3) - 1.55%
--------------------------------------------------------------------------------
Italy (Republic of)
  6.00%,  02/22/11                               $ 1,000,000        $  1,052,530
Malaysia
  7.50%,  07/15/11                                   250,000             265,643
Manitoba (Province of)
  4.25%,  11/20/06                                 1,000,000             998,772
Mexico Government International
  Bond
  9.88%,  01/15/07                                 1,000,000           1,122,500
Ontario (Province of)
  7.63%,  06/22/04                                 1,000,000           1,083,474
Quebec (Province of)
  5.75%,  02/15/09                                 1,000,000           1,042,320
  6.13%,  01/22/11                                 1,000,000           1,050,149
United Mexican States
  8.13%,  12/30/19                                 1,000,000             974,000
  8.50%,  02/01/06                                 1,000,000           1,065,000
--------------------------------------------------------------------------------

TOTAL FOREIGN GOVERNMENT BONDS &
NOTES
(Cost: $8,361,136)                                                     8,654,388
--------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 67.73%

U.S. GOVERNMENT SECURITIES - 20.53%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,  02/15/29                                 2,700,000           2,539,941
  6.00%,  02/15/26                                 1,200,000           1,248,184
  6.13%,  11/15/27                                 2,600,000           2,749,412
  6.25%,  05/15/30                                 2,000,000           2,166,484
  6.50%,  11/15/26                                 1,500,000           1,658,830
  7.13%,  02/15/23                                 2,700,000           3,177,957
  7.25%,  05/15/16                                 1,800,000           2,121,401
  7.63%,  02/15/25                                 2,800,000           3,493,174
  8.00%,  11/15/21                                 2,250,000           2,877,889
  8.13%,  08/15/19                                 1,850,000           2,369,658
  8.13%,  05/15/21                                 2,000,000           2,578,710
  8.75%,  11/15/08                                   500,000             541,914
  8.75%,  05/15/17                                 1,600,000           2,134,826
  8.75%,  05/15/20                                 2,800,000           3,796,974
  9.13%,  05/15/18                                 1,500,000           2,073,165
  9.25%,  02/15/16                                   600,000             824,551
  9.38%,  02/15/06                                   800,000             953,160
  9.88%,  11/15/15                                   400,000             573,787
  10.38%, 11/15/09                                 3,100,000           3,599,512
  10.38%, 11/15/12                                 1,300,000           1,670,855
  11.25%, 02/15/15                                   650,000           1,009,836
  11.75%, 11/15/14                                   500,000             718,125
  12.50%, 08/15/14                                   400,000             588,391
  12.75%, 11/15/10                                 2,200,000           2,824,336
  13.25%, 05/15/14                                   850,000           1,279,980
  13.88%, 05/15/11                                   600,000             814,242
  3.25%,  12/31/03                                 6,000,000           6,068,082
  3.25%,  05/31/04                                 5,800,000           5,844,405
  3.38%,  04/30/04                                 1,100,000           1,111,605
  3.50%,  11/15/06                                 1,500,000           1,473,282
  3.63%,  03/31/04                                 1,600,000           1,624,736
  4.25%,  11/15/03                                 4,000,000           4,100,624
  4.38%,  05/15/07                                 2,050,000           2,078,187
  4.63%,  05/15/06                                 1,000,000           1,030,000
  4.75%,  11/15/08                                   900,000             916,465
  4.88%,  02/15/12                                 1,000,000           1,003,750
  5.00%,  08/15/11                                 1,800,000           1,825,000
  5.38%,  06/30/03                                 2,250,000           2,325,683
  5.50%,  05/15/09                                   800,000             846,375
  5.63%,  02/15/06                                 1,000,000           1,065,228
  5.63%,  05/15/08                                 2,200,000           2,348,157
  5.75%,  08/15/03                                 2,700,000           2,807,579
  5.75%,  11/15/05                                 2,000,000           2,134,376
  5.75%,  08/15/10                                 1,600,000           1,711,501
  5.88%,  02/15/04                                 1,000,000           1,052,272
  5.88%,  11/15/04                                 1,800,000           1,913,062
  6.00%,  08/15/04                                 2,000,000           2,124,734
  6.00%,  08/15/09                                 1,800,000           1,955,320
  6.13%,  08/15/07                                 2,100,000           2,288,880
  6.25%,  02/15/07                                 1,200,000           1,313,083
  6.50%,  05/15/05                                 1,000,000           1,085,555
  6.50%,  10/15/06                                   700,000             770,606
  6.50%,  02/15/10                                 1,800,000           2,012,184
  6.75%,  05/15/05                                 4,000,000           4,365,624
  6.88%,  05/15/06                                 1,100,000           1,221,217
  7.00%,  07/15/06                                 1,400,000           1,563,787
  7.25%,  08/15/04                                   950,000           1,033,273
  7.88%,  11/15/04                                 1,000,000           1,108,221
--------------------------------------------------------------------------------
                                                                     114,508,147
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES - 35.52%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Corporation
  5.50%,  01/01/17                                 1,964,373           1,970,683
  5.50%,  03/01/17                                 4,930,241           4,943,491
  5.50%,  07/18/17/(2)/                            2,000,000           2,001,250
  6.00%,  01/01/32                                 9,866,106           9,857,995
  6.00%,  02/01/32                                 4,960,075           4,955,997
  6.50%,  01/01/17                                 9,597,356           9,962,020
  6.50%,  05/01/31                                   960,545             981,339
  6.50%,  06/01/31                                 2,913,492           2,976,566
  6.50%,  09/01/31                                   972,138             993,184
  6.50%,  11/01/31                                26,953,699          27,537,218
  7.00%,  02/01/16                                 3,831,910           4,028,483
  7.50%,  06/01/27                                 2,016,778           2,126,194
  7.50%,  01/01/28                                 3,207,368           3,381,376
  7.50%,  10/01/29                                 2,939,513           3,102,445
  8.00%,  12/01/24                                 6,952,067           7,459,273

BOND INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                         Face Amount               Value
-------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES (Continued)
-------------------------------------------------------------------------------
Federal National Mortgage
  Association
  6.00%,  05/01/16                              $   939,535        $    959,731
  6.00%,  06/01/16                                3,753,900           3,834,595
  6.00%,  07/01/16                                3,757,041           3,837,804
  6.00%,  11/01/16                                  980,018           1,001,085
  6.00%,  01/01/17                                2,608,046           2,664,110
  6.00%,  04/01/32                                4,973,158           4,966,359
  6.00%,  07/15/32/(2)/                           4,000,000           3,987,500
  6.50%,  05/01/31                                  953,509             973,618
  6.50%,  03/01/32                                  495,061             505,441
  6.50%,  07/15/32/(2)/                          23,000,000          23,438,426
  7.00%,  03/01/30                                7,713,152           8,001,054
  7.00%,  04/01/31                                1,684,422           1,746,399
  7.00%,  07/01/31                                  828,044             858,500
  7.00%,  08/01/31                                6,375,164           6,609,645
  7.00%,  02/01/32                                5,885,486           6,101,939
  7.50%,  06/01/30                                  460,865             483,907
  7.50%,  07/01/31                                  830,310             872,140
Government National Mortgage
  Association
  6.50%,  05/15/31                                1,972,958           2,020,132
  6.50%,  09/15/31                                  721,422             737,551
  6.50%,  12/15/31                                  974,910             996,706
  6.50%,  03/15/32                                  997,052           1,019,252
  6.50%,  04/15/32                                  999,225           1,021,474
  6.50%,  05/15/32                               12,988,486          13,277,683
  7.00%,  09/15/31                               11,438,090          11,903,088
  7.50%,  12/15/23                                9,420,650          10,024,072
-------------------------------------------------------------------------------
                                                                    198,119,725
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.68%
-------------------------------------------------------------------------------
Federal Home Loan Bank
  5.38%,  05/15/06                                3,000,000           3,135,849
  5.95%,  07/28/08                                3,500,000           3,729,239
  6.09%,  06/02/06                                1,500,000           1,605,960
  6.13%,  08/15/03                                1,000,000           1,040,203
  6.75%,  08/15/07                                  700,000             770,370
  6.88%,  08/15/03                                1,000,000           1,050,392
Federal Home Loan Mortgage
  Corporation
  5.00%,  01/15/04                                5,000,000           5,182,125
  5.75%,  07/15/03                                4,000,000           4,148,196
  5.75%,  03/15/09                                  500,000             524,424
  5.75%,  01/15/12                                2,200,000           2,260,311
  6.25%,  07/15/32                                2,660,000           2,674,351
  6.75%,  09/15/29                                   70,000              74,521
  6.88%,  01/15/05                                3,500,000           3,795,071
  6.88%,  09/15/10                                2,000,000           2,222,316
  7.00%,  07/15/05                                1,000,000           1,095,048
  7.38%,  05/15/03                                4,000,000           4,178,712
Federal National Mortgage
  Association
  0.00%,  06/01/17                                1,000,000             399,238
  3.13%,  11/15/03                                1,000,000           1,010,056
  5.13%,  02/13/04                                3,704,000           3,843,256
  5.25%,  03/22/07                                2,000,000           2,059,914
  5.25%,  01/15/09                                1,000,000           1,021,409
  5.50%,  02/15/06                                1,000,000           1,049,887
  5.50%,  03/15/11                                3,300,000           3,347,642
  6.00%,  05/15/08                                2,000,000           2,131,118
  6.25%,  02/01/11                                1,000,000           1,051,160
  6.38%,  06/15/09                                  394,000             426,185
  6.50%,  08/15/04                                1,500,000           1,601,277
  7.00%,  07/15/05                                3,500,000           3,827,596
  7.25%,  01/15/10                                  500,000             566,715
Financing Corp.
  8.60%,  09/26/19                                1,150,000           1,470,079
  9.65%,  11/02/18                                  500,000             689,785
Tennessee Valley Authority
  6.25%,  12/15/17                                1,600,000           1,676,930
  6.88%,  12/15/43                                1,000,000           1,021,179
  7.13%,  05/01/30                                  450,000             499,021
-------------------------------------------------------------------------------
                                                                     65,179,535
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS
(Cost: $369,069,394)                                                377,807,407
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 15.27%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                           75,066,151          75,066,151
Dreyfus Money Market Fund                         1,494,795           1,494,795
Goldman Sachs Financial Square
  Prime Obligation Fund                             233,885             233,885
Providian Temp Cash Money Market
  Fund                                            8,373,968           8,373,968
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $85,168,799)                                                  85,168,799
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 112.13%
(Cost $613,632,856)                                                 625,463,712
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (12.13%)                           (67,676,161)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                               $557,787,551
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

/(2)/ TBA.

/(3)/ Investment is denominated in U.S. Dollars.


The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
June 30, 2002 (Unaudited)

Security                                              Face Amount          Value
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 12.46%
--------------------------------------------------------------------------------
Bank of Nova Scotia
  2.96%,  03/28/03                                    $20,000,000   $ 19,992,669
Bayerische Hypo-Und Vereinsbank AG
  2.20%,  10/08/02                                     10,000,000     10,000,000
Canadian Imperial Bank
  1.82%,  07/30/02                                     30,000,000     30,000,000
  2.52%,  05/14/03                                     15,000,000     14,982,501
Chase Manhattan Bank USA
  1.81%,  10/18/02                                     15,000,000     15,000,000
  1.82%,  10/21/02                                     15,000,000     15,000,000
Comerica Bank
  3.71%,  09/17/02                                     10,000,000     10,003,002
Commerzbank AG
  1.87%,  11/25/02                                     40,000,000     40,001,642
Deutsche Bank AG
  1.79%,  07/24/02                                     20,000,000     20,000,000
Dresdner Bank AG
  2.04%,  09/09/02                                     10,000,000      9,999,802
  2.53%,  10/15/02                                     10,000,000     10,015,503
Societe Generale
  3.88%,  07/29/02                                     15,000,000     14,996,843
Toronto-Dominion Bank
  2.04%,  11/13/02                                     10,000,000     10,000,000
UBS AG
  2.78%,  03/17/03                                     10,000,000     10,000,000
  3.81%,  07/29/02                                     20,000,000     20,032,379
World Savings Bank
  1.78%,  07/08/02                                     15,000,000     14,999,925
--------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $265,024,266)                                                 265,024,266
--------------------------------------------------------------------------------

COMMERCIAL PAPER - 50.30%
--------------------------------------------------------------------------------
Amstel Funding Corp.
  1.83%,  07/31/02                                     20,000,000     19,967,378
  1.83%,  09/11/02                                     10,000,000      9,962,383
  1.84%,  08/26/02                                     10,000,000      9,970,356
  1.92%,  07/11/02                                     10,000,000      9,993,600
  1.93%,  07/05/02                                     10,000,000      9,996,783
  1.95%,  07/05/02                                     15,000,000     14,995,125
  2.03%,  11/15/02                                     10,000,000      9,921,619
Banque Generale du Luxembourg
  1.80%,  09/10/02                                     25,000,000     24,908,750
  1.82%,  07/11/02                                     20,000,000     19,987,867
Dorada Finance Inc.
  1.80%,  09/10/02                                     20,000,000     19,927,000
  1.85%,  09/03/02                                      4,500,000      4,484,737
  1.94%,  07/08/02                                     10,000,000      9,995,150
Edison Asset Securitization Corp.
  1.95%,  07/08/02                                      2,624,000      2,622,720
Enterprise Funding Corp.
  1.80%,  07/01/02                                     25,243,000     25,240,476
  1.80%,  07/15/02                                     25,000,000     24,980,000
  1.80%,  09/19/02                                     11,515,000     11,467,788
Florens Container Inc.
  1.83%,  07/23/02                                     15,000,000     14,981,700
Formosa Plastics Corp.
  1.82%,  07/24/02                                     18,000,000     17,977,250
Forrestal Funding Corp.
  1.84%,  07/22/02                                     10,000,000      9,988,244
  1.96%,  07/01/02                                      9,053,000      9,052,015
Fortis Funding SA
  1.79%,  07/09/02                                      8,000,000      7,996,022
GE Capital International
  1.86%,  07/10/02                                     25,000,000     24,985,792
  1.94%,  07/02/02                                     25,000,000     24,995,958
  2.00%,  10/29/02                                     25,000,000     24,830,556
General Electric Capital Corp.
  1.78%,  07/22/02                                     30,000,000     29,965,883
  1.93%,  07/08/02                                     20,000,000     19,990,350
  1.93%,  12/10/02                                     50,000,000     49,560,389
  2.06%,  12/17/02                                     15,000,000     14,853,225
Intrepid Funding
  1.80%,  07/22/02                                     15,025,000     15,007,721
  1.80%,  09/18/02                                      6,857,000      6,829,229
K2 USA LLC
  1.92%,  09/03/02                                      2,958,000      2,947,588
  2.04%,  09/09/02                                     18,000,000     17,926,380
Links Finance LLC
  2.00%,  11/27/02                                     10,000,000      9,916,111
Loch Ness LLC
  1.82%,  08/12/02                                      9,680,000      9,658,467
  1.85%,  08/27/02                                     31,151,000     31,056,552
  1.85%,  09/30/02                                     10,853,000     10,801,132
  1.98%,  10/23/02                                      4,846,000      4,815,083
  1.98%,  10/30/02                                      8,231,000      8,175,318
  1.98%,  11/15/02                                      9,624,000      9,550,425
  1.99%,  12/10/02                                      5,326,000      5,277,717
  2.07%,  12/02/02                                      5,056,000      5,010,648
Market Street Funding Corp.
  1.93%,  07/01/02                                     25,000,000     24,997,320
Moat Funding LLC
  1.80%,  07/24/02                                      5,465,000      5,458,169
  1.84%,  09/03/02                                     15,000,000     14,949,400
  1.85%,  07/23/02                                     10,000,000      9,987,667
  1.88%,  07/08/02                                     20,000,000     19,990,600
  1.90%,  12/05/02                                     15,000,000     14,874,125
Nationwide Building Society
  1.80%,  07/19/02                                     15,000,000     14,985,000
  1.91%,  12/09/02                                     10,000,000      9,913,520
Quincy Capital Corp.
  1.83%,  08/09/02                                     27,749,000     27,691,166
Sigma Finance Inc.
  1.84%,  09/03/02                                     10,000,000      9,966,267
  1.88%,  07/10/02                                     10,000,000      9,994,255
  1.98%,  08/13/02                                     10,000,000      9,975,312
  2.04%,  11/07/02                                     20,000,000     19,851,533

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                            Face Amount            Value
--------------------------------------------------------------------------------
Silver Tower US Funding LLC
  1.81%,  09/24/02                                  $13,000,000   $   12,943,136
  1.84%,  11/18/02                                   20,000,000       19,854,844
  1.89%,  08/23/02                                   10,000,000        9,971,125
Special Purpose Accounts Receivable Corp.
  1.82%,  09/10/02                                   16,000,000       15,940,951
Stellar Funding Group Inc.
  1.84%,  08/30/02                                   10,283,000       10,250,414
  1.84%,  09/03/02                                    6,978,000        6,954,461
  1.85%,  07/15/02                                    5,042,000        5,037,854
  1.85%,  07/22/02                                    4,859,000        4,853,257
  1.85%,  08/21/02                                    7,053,000        7,033,791
  1.85%,  08/29/02                                    5,410,000        5,393,041
  1.85%,  08/30/02                                    6,283,000        6,262,982
  1.87%,  09/20/02                                    4,819,000        4,798,223
  1.95%,  12/12/02                                    4,925,000        4,880,716
Svenska Handelsbanken Inc.
  1.82%,  07/29/02                                   20,000,000       19,969,667
  1.94%,  12/04/02                                    4,000,000        3,965,942
  1.94%,  12/10/02                                   18,000,000       17,840,920
Swedish Export Credit Corp.
  1.80%,  08/15/02                                    6,105,000        6,090,653
Thames Asset Global Securitization Inc.
  1.80%,  07/01/02                                    7,665,000        7,664,233
  1.82%,  09/04/02                                    8,691,000        8,661,562
  1.85%,  08/01/02                                    9,189,000        9,173,417
  1.85%,  11/18/02                                   20,000,000       19,854,056
  1.86%,  11/18/02                                   15,000,000       14,889,950
Variable Funding Capital Corp.
  1.79%,  07/18/02                                   20,000,000       19,981,105
  1.87%,  07/11/02                                   20,000,000       19,987,533
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $1,069,459,654)                                             1,069,459,654
--------------------------------------------------------------------------------

MEDIUM TERM NOTES - 8.49%
--------------------------------------------------------------------------------
Beta Finance Co. Ltd.
  2.54%,  10/16/02                                   15,000,000       15,000,000
  3.67%,  09/10/02                                   15,000,000       15,000,000
Dorada Finance Inc.
  2.73%,  04/17/03                                   25,000,000       24,996,000
  4.08%,  07/16/02                                    5,000,000        5,000,000
General Electric Capital Corp.
  2.21%,  01/23/03                                   10,000,000       10,000,000
K2 USA LLC
  2.09%,  01/21/03                                    5,000,000        4,997,061
  2.21%,  11/12/02                                   10,000,000       10,000,000
Links Finance LLC
  2.20%,  11/19/02                                   15,000,000       15,000,000
  2.58%,  11/13/02                                   15,000,000       15,000,000
  2.80%,  03/17/03                                   20,000,000       20,000,000
  3.00%,  04/15/03                                   15,000,000       15,000,000
Morgan Stanley Dean Witter & Co.
  7.13%,  01/15/03                                   20,000,000       20,517,280
Sigma Finance Inc.
  4.16%,  08/06/02                                  $10,000,000   $   10,000,000
--------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $180,510,341)                                                 180,510,341
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.17%
--------------------------------------------------------------------------------
Federal National Mortgage Association
  1.77%,  08/07/02                                   25,000,000       24,952,198
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $24,952,198)                                                   24,952,198
--------------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 24.76%
--------------------------------------------------------------------------------
Associates Corp. NA
  1.96%,  06/15/04                                   15,000,000       14,996,792
Associates Manufactured Housing
  Certificates
  2.07%,  10/15/02                                    3,130,788        3,130,788
Bank of America Corp.
  2.36%,  08/01/02                                    2,000,000        2,000,821
Bank One Corp.
  2.01%,  08/12/02                                    2,000,000        2,000,477
  2.07%,  04/22/03                                   50,000,000       50,093,327
  2.13%,  02/18/03                                    5,000,000        5,008,742
Bank One NA
  2.07%,  09/16/02                                   10,000,000       10,004,138
First Union National Bank
  1.98%,  10/29/02                                   30,000,000       30,005,916
  2.02%,  08/16/02                                   10,000,000       10,001,561
  2.02%,  09/06/02                                    2,000,000        2,000,459
Fleet National Bank
  1.97%,  09/03/02                                    1,000,000        1,000,256
  1.98%,  07/31/02                                    3,000,000        3,000,477
General Electric Capital Corp.
  1.84%,  05/28/03                                   10,000,000       10,002,732
Goldman Sachs Group Inc.
  2.20%,  01/17/03                                   12,000,000       12,016,037
  2.21%,  01/14/03                                   10,000,000       10,014,041
  6.60%,  07/15/02                                    7,600,000        7,613,602
  7.80%,  07/15/02                                    5,000,000        5,011,185
Holmes Financing No. 5 Series 1
  1.85%,  10/15/02                                   54,000,000       54,002,188
K2 USA LLC
  1.81%,  02/18/03                                   10,000,000        9,999,364
  1.84%,  10/21/02                                   15,000,000       15,000,000
  2.68%,  04/25/03                                   10,000,000       10,000,000
Key Bank NA
  1.86%,  02/03/03                                   25,000,000       25,003,256
  2.10%,  07/02/02                                   20,500,000       20,500,110
Links Finance LLC
  1.82%,  06/16/03                                   10,000,000        9,999,034

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                            Face Amount            Value
--------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.
  1.82%,  05/02/03                                  $20,000,000   $   20,000,000
  2.09%,  07/24/02                                    4,000,000        4,000,557
  2.10%,  01/29/03                                    8,000,000        8,008,853
Morgan Stanley Dean Witter & Co.
  2.02%,  01/16/03                                   23,000,000       23,024,883
  2.08%,  03/13/03                                   19,790,000       19,818,022
  2.15%,  01/16/03                                    6,800,000        6,807,399
Nationwide Building Society
  1.84%,  02/14/03                                   50,000,000       50,000,000
Sigma Finance Inc.
  2.01%,  11/15/02                                   25,000,000       24,998,680
Unilever NV
  2.06%,  10/24/02                                   47,300,000       47,326,357
--------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $526,390,054)                                                 526,390,054
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.48%
--------------------------------------------------------------------------------
Goldman Sachs Tri-Party Repurchase
  Agreement, dated 06/28/02, due
  07/01/02, with a maturity value
  of $25,004,083 and an effective
  yield of 1.96%.                                    25,000,000       25,000,000
Merrill Lynch Tri-Party Repurchase
  Agreement, dated 06/28/02, due
  07/01/02, with a maturity value
  of $27,708,525 and an effective
  yield of 1.96%.                                    27,704,000       27,704,000
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $52,704,000)                                                   52,704,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 99.66%
(Cost $2,119,040,513)                                              2,119,040,513
--------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.34 %                                7,164,773
--------------------------------------------------------------------------------

NET ASSETS - 100.00%                                              $2,126,205,286
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2002 (Unaudited)

Security                                                 Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS - 99.38%

ADVERTISING - 0.22%
--------------------------------------------------------------------------------
Interpublic Group of Companies Inc.                     108,757   $    2,692,823
Omnicom Group Inc.                                       53,258        2,439,216
TMP Worldwide Inc./(1)/                                  31,712          681,808
--------------------------------------------------------------------------------
                                                                       5,813,847
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 1.76%
--------------------------------------------------------------------------------
Boeing Co. (The)                                        238,807       10,746,315
General Dynamics Corp.                                   57,421        6,106,723
Goodrich Corp.                                           29,030          793,100
Lockheed Martin Corp.                                   128,309        8,917,475
Northrop Grumman Corp.                                   32,114        4,014,250
Raytheon Co.                                            113,363        4,619,542
Rockwell Collins Inc.                                    52,044        1,427,046
United Technologies Corp.                               134,616        9,140,426
--------------------------------------------------------------------------------
                                                                      45,764,877
--------------------------------------------------------------------------------

AIRLINES - 0.19%
--------------------------------------------------------------------------------
AMR Corp./(1)/                                           44,160          744,538
Delta Air Lines Inc.                                     35,083          701,660
Southwest Airlines Co.                                  219,686        3,550,126
--------------------------------------------------------------------------------
                                                                       4,996,324
--------------------------------------------------------------------------------

APPAREL - 0.31%
--------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                            36,664        1,374,900
Liz Claiborne Inc.                                       30,363          965,543
Nike Inc. "B"                                            76,419        4,099,879
Reebok International Ltd./(1)/                           16,938          499,671
VF Corp.                                                 31,348        1,229,155
--------------------------------------------------------------------------------
                                                                       8,169,148
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.72%
--------------------------------------------------------------------------------
Ford Motor Company                                      516,056        8,256,896
General Motors Corp. "A"                                159,670        8,534,361
Navistar International Corp.                             17,214          550,848
PACCAR Inc.                                              32,973        1,463,672
--------------------------------------------------------------------------------
                                                                      18,805,777
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.26%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                 20,819          427,830
Dana Corp.                                               42,295          783,726
Delphi Automotive Systems Corp.                         159,678        2,107,750
Goodyear Tire & Rubber Co. (The)                         46,485          869,734
TRW Inc.                                                 36,275        2,066,949
Visteon Corp.                                            37,234          528,723
--------------------------------------------------------------------------------
                                                                       6,784,712
--------------------------------------------------------------------------------

BANKS - 8.20%
--------------------------------------------------------------------------------
AmSouth Bancorp                                         102,952        2,304,066
Bank of America Corp.                                   438,223       30,833,370
Bank of New York Co. Inc. (The)                         207,228        6,993,945
Bank One Corp.                                          334,151       12,858,130
BB&T Corp.                                              136,432        5,266,275
Charter One Financial Inc.                               63,985        2,199,804
Comerica Inc.                                            50,167        3,080,254
Fifth Third Bancorp                                     167,648       11,173,739
First Tennessee National Corp.                           36,095        1,382,438
FleetBoston Financial Corp.                             298,062        9,642,306
Golden West Financial Corp.                              44,081        3,031,891
Huntington Bancshares Inc.                               70,388        1,366,935
JP Morgan Chase & Co.                                   566,802       19,225,924
KeyCorp                                                 121,264        3,310,507
Marshall & Ilsley Corp.                                  60,412        1,868,543
Mellon Financial Corp.                                  125,552        3,946,099
National City Corp.                                     173,350        5,763,887
Northern Trust Corp.                                     63,119        2,781,023
PNC Financial Services Group (The)                       80,850        4,226,838
Regions Financial Corp.                                  65,294        2,295,084
SouthTrust Corp.                                         98,702        2,578,096
State Street Corp.                                       92,593        4,138,907
SunTrust Banks Inc.                                      81,486        5,518,232
Synovus Financial Corp.                                  84,068        2,313,551
U.S. Bancorp                                            544,233       12,707,841
Union Planters Corp.                                     57,701        1,867,781
Wachovia Corp.                                          389,628       14,875,997
Washington Mutual Inc.                                  277,356       10,292,681
Wells Fargo & Co.                                       487,003       24,379,370
Zions Bancorporation                                     26,124        1,361,060
--------------------------------------------------------------------------------
                                                                     213,584,574
--------------------------------------------------------------------------------

BEVERAGES - 3.21%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                           249,528       12,476,400
Brown-Forman Corp. "B"                                   19,447        1,341,843
Coca-Cola Co. (The)                                     707,077       39,596,312
Coca-Cola Enterprises Inc.                              127,168        2,807,869
Coors (Adolf) Company "B"                                10,270          639,821
Pepsi Bottling Group Inc.                                80,449        2,477,829
PepsiCo Inc.                                            503,343       24,261,133
--------------------------------------------------------------------------------
                                                                      83,601,207
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.80%
--------------------------------------------------------------------------------
Amgen Inc./(1)/                                         295,784       12,387,434
Biogen Inc./(1)/                                         42,282        1,751,743
Chiron Corp./(1)/                                        54,093        1,912,188
Genzyme Corp. - General Division/(1)/                    60,879        1,171,312
Immunex Corp./(1)/                                      157,169        3,511,155
--------------------------------------------------------------------------------
                                                                      20,733,832
--------------------------------------------------------------------------------

BUILDING MATERIALS - 0.25%
--------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                    20,662        1,551,716

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                                 Shares            Value
--------------------------------------------------------------------------------

BUILDING MATERIALS (Continued)
--------------------------------------------------------------------------------
Masco Corp.                                             137,759   $    3,734,646
Vulcan Materials Co.                                     28,873        1,264,637
--------------------------------------------------------------------------------
                                                                       6,550,999
--------------------------------------------------------------------------------

CHEMICALS - 1.49%
--------------------------------------------------------------------------------
Air Products & Chemicals Inc.                            64,681        3,264,450
Ashland Inc.                                             19,753          799,996
Dow Chemical Co. (The)                                  258,402        8,883,861
Du Pont (E.I.) de Nemours & Co.                         282,747       12,553,967
Eastman Chemical Co.                                     22,004        1,031,988
Engelhard Corp.                                          36,889        1,044,696
Great Lakes Chemical Corp.                               14,288          378,489
Hercules Inc./(1)/                                       31,041          360,076
PPG Industries Inc.                                      48,048        2,974,171
Praxair Inc.                                             46,505        2,649,390
Rohm & Haas Co. "A"                                      62,893        2,546,538
Sherwin-Williams Co. (The)                               43,451        1,300,488
Sigma-Aldrich Corp.                                      20,836        1,044,925
--------------------------------------------------------------------------------
                                                                      38,833,035
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 1.10%
--------------------------------------------------------------------------------
Apollo Group Inc. "A"/(1)/                               49,162        1,937,966
Block (H & R) Inc.                                       52,241        2,410,922
Cendant Corp./(1)/                                      296,952        4,715,598
Concord EFS Inc./(1)/                                   145,338        4,380,487
Convergys Corp./(1)/                                     49,223          958,864
Deluxe Corp.                                             18,054          702,120
Donnelley (R.R.) & Sons Co.                              32,246          888,377
Ecolab Inc.                                              36,714        1,697,288
Equifax Inc.                                             41,218        1,112,886
McKesson Corp.                                           81,833        2,675,939
Moody's Corp.                                            43,927        2,185,368
Paychex Inc.                                            106,785        3,341,303
Quintiles Transnational Corp./(1)/                       33,793          422,075
Robert Half International Inc./(1)/                      50,151        1,168,518
--------------------------------------------------------------------------------
                                                                      28,597,711
--------------------------------------------------------------------------------

COMPUTERS - 4.73%
--------------------------------------------------------------------------------
Apple Computer Inc./(1)/                                101,262        1,794,363
Cisco Systems Inc./(1)/                               2,084,319       29,076,250
Computer Sciences Corp./(1)/                             48,646        2,325,279
Dell Computer Corp./(1)/                                738,960       19,316,414
Electronic Data Systems Corp.                           136,370        5,066,145
EMC Corp./(1)/                                          632,963        4,778,871
Gateway Inc./(1)/                                        92,246          409,572
Hewlett-Packard Co.                                     859,511       13,133,328
International Business Machines Corp.                   487,348       35,089,056
Lexmark International Inc. "A"/(1)/                      36,936        2,009,318
NCR Corp./(1)/                                           28,036          970,046
Network Appliance Inc./(1)/                              95,043        1,182,335
Palm Inc./(1)/                                          164,909          290,240
Sun Microsystems Inc./(1)/                              924,163        4,630,057
Unisys Corp./(1)/                                        91,623          824,607
Veritas Software Corp./(1)/                             116,493        2,305,396
--------------------------------------------------------------------------------
                                                                     123,201,277
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 2.51%
--------------------------------------------------------------------------------
Alberto-Culver Co. "B"                                   16,449          786,262
Avon Products Inc.                                       67,313        3,516,431
Colgate-Palmolive Co.                                   155,758        7,795,688
Gillette Co. (The)                                      300,853       10,189,891
International Flavors & Fragrances Inc.                  26,830          871,707
Kimberly-Clark Corp.                                    147,717        9,158,454
Procter & Gamble Co.                                    369,979       33,039,125
--------------------------------------------------------------------------------
                                                                      65,357,558
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.31%
--------------------------------------------------------------------------------
Costco Wholesale Corp./(1)/                             129,265        4,992,214
Genuine Parts Co.                                        49,605        1,729,726
Grainger (W.W.) Inc.                                     26,657        1,335,516
--------------------------------------------------------------------------------
                                                                       8,057,456
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 6.44%
--------------------------------------------------------------------------------
American Express Co.                                    378,609       13,751,079
Bear Stearns Companies Inc. (The)                        28,375        1,736,550
Capital One Financial Corp.                              62,594        3,821,364
Citigroup Inc.                                        1,465,290       56,779,988
Countrywide Credit Industries Inc.                       35,185        1,697,676
Fannie Mae                                              283,887       20,936,666
Franklin Resources Inc.                                  74,558        3,179,153
Freddie Mac                                             197,856       12,108,787
Household International Inc.                            129,964        6,459,211
Lehman Brothers Holdings Inc.                            69,475        4,343,577
MBNA Corp.                                              242,491        8,019,177
Merrill Lynch & Co. Inc.                                245,589        9,946,354
Morgan Stanley Dean Witter & Co.                        313,614       13,510,491
Providian Financial Corp.                                82,198          483,324
Schwab (Charles) Corp. (The)                            390,394        4,372,413
SLM Corp.                                                44,221        4,285,015
Stilwell Financial Inc.                                  63,301        1,152,078
T. Rowe Price Group Inc.                                 35,224        1,158,165
--------------------------------------------------------------------------------
                                                                     167,741,068
--------------------------------------------------------------------------------

ELECTRIC - 2.68%
--------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                    152,106          824,415
Allegheny Energy Inc.                                    35,728          919,996
Ameren Corp.                                             41,093        1,767,410
American Electric Power Co. Inc.                         96,474        3,860,889
Calpine Corp./(1)/                                      106,447          748,322
Cinergy Corp.                                            47,563        1,711,792
CMS Energy Corp.                                         38,374          421,347
Consolidated Edison Inc.                                 60,536        2,527,378
Constellation Energy Group Inc.                          46,697        1,370,090

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                                 Shares            Value
--------------------------------------------------------------------------------

ELECTRIC (Continued)
--------------------------------------------------------------------------------
Dominion Resources Inc.                                  78,739   $    5,212,522
DTE Energy Co.                                           47,443        2,117,856
Duke Energy Corp.                                       236,234        7,346,877
Edison International/(1)/                                92,753        1,576,801
Entergy Corp.                                            63,848        2,709,709
Exelon Corp.                                             91,670        4,794,341
FirstEnergy Corp.                                        84,732        2,828,354
FPL Group Inc.                                           50,107        3,005,919
Mirant Corp./(1)/                                       114,436          835,383
NiSource Inc.                                            59,078        1,289,673
PG&E Corp./(1)/                                         110,858        1,983,250
Pinnacle West Capital Corp.                              24,143          953,648
PPL Corp.                                                41,889        1,385,688
Progress Energy Inc.                                     62,982        3,275,694
Public Service Enterprise Group Inc.                     58,710        2,542,143
Reliant Energy Inc.                                      86,419        1,460,481
Southern Co.                                            200,557        5,495,262
TECO Energy Inc.                                         43,817        1,084,471
TXU Corp.                                                75,811        3,908,057
Xcel Energy Inc.                                        112,218        1,881,896
--------------------------------------------------------------------------------
                                                                      69,839,664
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.35%
--------------------------------------------------------------------------------
American Power Conversion Corp./(1)/                     55,787          704,590
Emerson Electric Co.                                    119,850        6,413,174
Molex Inc.                                               55,093        1,847,268
Power-One Inc./(1)/                                      22,520          140,074
--------------------------------------------------------------------------------
                                                                       9,105,106
--------------------------------------------------------------------------------

ELECTRONICS - 0.60%
--------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                          132,164        3,125,679
Applera Corp. - Applied Biosystems Group                 60,462        1,178,404
Jabil Circuit Inc./(1)/                                  56,239        1,187,205
Johnson Controls Inc.                                    25,226        2,058,694
Millipore Corp.                                          13,759          440,013
Parker Hannifin Corp.                                    33,509        1,601,395
PerkinElmer Inc.                                         35,791          395,491
Sanmina-SCI Corp./(1)/                                  149,198          941,439
Solectron Corp./(1)/                                    234,270        1,440,761
Symbol Technologies Inc.                                 65,276          554,846
Tektronix Inc./(1)/                                      25,969          485,880
Thermo Electron Corp./(1)/                               49,065          809,573
Thomas & Betts Corp.                                     16,596          308,686
Waters Corp./(1)/                                        37,399          998,553
--------------------------------------------------------------------------------
                                                                      15,526,619
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.03%
--------------------------------------------------------------------------------
Fluor Corp.                                              22,933          893,240
--------------------------------------------------------------------------------
                                                                         893,240
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.06%
--------------------------------------------------------------------------------
International Game Technology/(1)/                       25,650        1,454,355
--------------------------------------------------------------------------------
                                                                       1,454,355
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.20%
--------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                        56,125          538,800
Waste Management Inc.                                   175,953        4,583,576
--------------------------------------------------------------------------------
                                                                       5,122,376
--------------------------------------------------------------------------------

FOOD - 2.40%
--------------------------------------------------------------------------------
Albertson's Inc.                                        115,775        3,526,507
Archer-Daniels-Midland Co.                              185,483        2,372,328
Campbell Soup Co.                                       116,778        3,230,079
ConAgra Foods Inc.                                      152,937        4,228,708
General Mills Inc.                                      104,291        4,597,147
Heinz (H.J.) Co.                                         99,740        4,099,314
Hershey Foods Corp.                                      38,857        2,428,563
Kellogg Co.                                             116,466        4,176,471
Kroger Co./(1)/                                         226,071        4,498,813
Safeway Inc./(1)/                                       137,588        4,016,194
Sara Lee Corp.                                          223,334        4,609,614
SUPERVALU Inc.                                           37,909          929,908
Sysco Corp.                                             188,848        5,140,443
Unilever NV - NY Shares                                 162,719       10,544,191
Winn-Dixie Stores Inc.                                   40,017          623,865
Wrigley (William Jr.) Co.                                64,151        3,550,758
--------------------------------------------------------------------------------
                                                                      62,572,903
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.65%
--------------------------------------------------------------------------------
Boise Cascade Corp.                                      16,570          572,162
Georgia-Pacific Corp.                                    65,552        1,611,268
International Paper Co.                                 137,475        5,991,160
Louisiana-Pacific Corp.                                  29,769          315,254
MeadWestvaco Corp.                                       56,887        1,909,128
Plum Creek Timber Co. Inc.                               52,574        1,614,022
Temple-Inland Inc.                                       15,077          872,355
Weyerhaeuser Co.                                         62,190        3,970,832
--------------------------------------------------------------------------------
                                                                      16,856,181
--------------------------------------------------------------------------------

GAS - 0.14%
--------------------------------------------------------------------------------
KeySpan Corp.                                            40,062        1,508,334
Nicor Inc.                                               12,604          576,633
Peoples Energy Corp.                                     10,096          368,100
Sempra Energy                                            58,454        1,293,587
--------------------------------------------------------------------------------
                                                                       3,746,654
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.10%
--------------------------------------------------------------------------------
Black & Decker Corp.                                     22,899        1,103,732
Snap-On Inc.                                             16,561          491,696
Stanley Works (The)                                      24,273          995,436
--------------------------------------------------------------------------------
                                                                       2,590,864
--------------------------------------------------------------------------------

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                                 Shares            Value
--------------------------------------------------------------------------------

HEALTH CARE - 4.50%
--------------------------------------------------------------------------------
Aetna Inc.                                               41,542   $    1,992,770
Bard (C.R.) Inc.                                         14,974          847,229
Bausch & Lomb Inc.                                       15,348          519,530
Baxter International Inc.                               171,122        7,606,373
Becton Dickinson & Co.                                   73,543        2,533,556
Biomet Inc.                                              76,292        2,069,039
Boston Scientific Corp./(1)/                            115,575        3,388,659
Guidant Corp./(1)/                                       87,105        2,633,184
HCA Inc.                                                146,337        6,951,008
Health Management Associates Inc. "A"/(1)/               68,692        1,384,144
HEALTHSOUTH Corp./(1)/                                  112,024        1,432,787
Humana Inc./(1)/                                         48,176          752,991
Johnson & Johnson                                       857,243       44,799,519
Manor Care Inc./(1)/                                     28,556          656,788
Medtronic Inc.                                          345,624       14,809,988
St. Jude Medical Inc./(1)/                               25,084        1,852,453
Stryker Corp./(1)/                                       56,180        3,006,192
Tenet Healthcare Corp./(1)/                              92,769        6,637,622
UnitedHealth Group Inc.                                  87,664        8,025,639
WellPoint Health Networks Inc./(1)/                      41,284        3,212,308
Zimmer Holdings Inc./(1)/                                55,286        1,971,499
--------------------------------------------------------------------------------
                                                                     117,083,278
--------------------------------------------------------------------------------

HOME BUILDERS - 0.11%
--------------------------------------------------------------------------------
Centex Corp.                                             17,426        1,007,049
KB HOME                                                  14,618          752,973
Pulte Homes Inc.                                         17,330          996,128
--------------------------------------------------------------------------------
                                                                       2,756,150
--------------------------------------------------------------------------------

HOME FURNISHINGS - 0.14%
--------------------------------------------------------------------------------
Leggett & Platt Inc.                                     55,805        1,305,837
Maytag Corp.                                             22,075          941,499
Whirlpool Corp.                                          19,343        1,264,258
--------------------------------------------------------------------------------
                                                                       3,511,594
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.40%
--------------------------------------------------------------------------------
American Greetings Corp. "A"                             18,547          308,993
Avery Dennison Corp.                                     31,272        1,962,318
Clorox Co.                                               65,576        2,711,568
Fortune Brands Inc.                                      42,750        2,394,000
Newell Rubbermaid Inc.                                   75,996        2,664,420
Tupperware Corp.                                         16,584          344,781
--------------------------------------------------------------------------------
                                                                      10,386,080
--------------------------------------------------------------------------------

INSURANCE - 4.79%
--------------------------------------------------------------------------------
ACE Ltd.                                                 74,646        2,358,814
AFLAC Inc.                                              147,488        4,719,616
Allstate Corp. (The)                                    201,960        7,468,481
Ambac Financial Group Inc.                               30,172        2,027,558
American International Group Inc.                       743,853       50,753,090
AON Corp.                                                77,437        2,282,843
Chubb Corp.                                              48,805        3,455,394
CIGNA Corp.                                              40,105        3,907,029
Cincinnati Financial Corp.                               46,193        2,149,360
Conseco Inc./(1)/                                        98,502          197,004
Hancock (John) Financial Services Inc.                   83,830        2,950,816
Hartford Financial Services Group Inc.                   70,439        4,189,007
Jefferson-Pilot Corp.                                    42,764        2,009,908
Lincoln National Corp.                                   53,240        2,236,080
Loews Corp.                                              53,815        2,851,657
Marsh & McLennan Companies Inc.                          77,955        7,530,453
MBIA Inc.                                                42,050        2,377,087
MetLife Inc.                                            200,825        5,783,760
MGIC Investment Corp.                                    30,089        2,040,034
Progressive Corp. (The)                                  62,620        3,622,567
SAFECO Corp.                                             36,384        1,123,902
St. Paul Companies Inc.                                  59,305        2,308,151
Torchmark Corp.                                          34,566        1,320,421
UNUMProvident Corp.                                      69,157        1,760,046
XL Capital Ltd. "A"                                      38,574        3,267,218
--------------------------------------------------------------------------------
                                                                     124,690,296
--------------------------------------------------------------------------------

IRON / STEEL - 0.09%
--------------------------------------------------------------------------------
Allegheny Technologies Inc.                              22,939          362,436
Nucor Corp.                                              22,214        1,444,799
United States Steel Corp.                                28,818          573,190
--------------------------------------------------------------------------------
                                                                       2,380,425
--------------------------------------------------------------------------------

LEISURE TIME - 0.43%
--------------------------------------------------------------------------------
Brunswick Corp.                                          25,633          717,724
Carnival Corp. "A"                                      166,965        4,623,261
Harley-Davidson Inc.                                     86,166        4,417,731
Sabre Holdings Corp./(1)/                                41,131        1,472,490
--------------------------------------------------------------------------------
                                                                      11,231,206
--------------------------------------------------------------------------------

LODGING - 0.28%
--------------------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                         32,644        1,447,761
Hilton Hotels Corp.                                     105,484        1,466,228
Marriott International Inc. "A"                          69,136        2,630,625
Starwood Hotels & Resorts Worldwide Inc.                 56,757        1,866,738
--------------------------------------------------------------------------------
                                                                       7,411,352
--------------------------------------------------------------------------------

MACHINERY - 0.53%
--------------------------------------------------------------------------------
Caterpillar Inc.                                         97,900        4,792,205
Cummins Inc.                                             11,786          390,117
Deere & Co.                                              67,678        3,241,776
Dover Corp.                                              57,725        2,020,375
Ingersoll-Rand Co. "A"                                   48,104        2,196,429
McDermott International Inc./(1)/                        17,941          145,322

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                                 Shares            Value
--------------------------------------------------------------------------------

MACHINERY (Continued)
--------------------------------------------------------------------------------
Rockwell International Corp.                             52,773   $    1,054,405
--------------------------------------------------------------------------------
                                                                      13,840,629
--------------------------------------------------------------------------------

MANUFACTURERS - 5.00%
--------------------------------------------------------------------------------
Cooper Industries Ltd. "A"                               26,492        1,041,136
Crane Co.                                                17,013          431,790
Danaher Corp.                                            42,979        2,851,657
Eastman Kodak Co.                                        82,977        2,420,439
Eaton Corp.                                              19,985        1,453,909
General Electric Co.                                  2,829,129       82,186,197
Honeywell International Inc.                            232,761        8,200,170
Illinois Tool Works Inc.                                 87,155        5,952,687
ITT Industries Inc.                                      25,835        1,823,951
Pall Corp.                                               34,940          725,005
Textron Inc.                                             39,827        1,867,886
3M Co.                                                  110,841       13,633,443
Tyco International Ltd.                                 568,478        7,680,138
--------------------------------------------------------------------------------
                                                                     130,268,408
--------------------------------------------------------------------------------

MEDIA - 3.23%
--------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                             1,267,617       18,646,646
Clear Channel Communications Inc.(1)                    174,418        5,584,864
Comcast Corp. "A"/(1)/                                  269,248        6,418,872
Dow Jones & Co. Inc.                                     23,978        1,161,734
Gannett Co. Inc.                                         75,902        5,760,962
Knight Ridder Inc.                                       23,715        1,492,859
McGraw-Hill Companies Inc. (The)                         55,229        3,297,171
Meredith Corp.                                           14,122          541,579
New York Times Co. "A"                                   43,134        2,221,401
Tribune Co.                                              85,704        3,728,124
Univision Communications Inc./(1)/                       65,173        2,046,432
Viacom Inc. "B"/(1)/                                    503,191       22,326,585
Walt Disney Co. (The)                                   580,917       10,979,331
--------------------------------------------------------------------------------
                                                                      84,206,560
--------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.02%
--------------------------------------------------------------------------------
Worthington Industries Inc.                              24,323          440,246
--------------------------------------------------------------------------------
                                                                         440,246
--------------------------------------------------------------------------------

MINING - 0.82%
--------------------------------------------------------------------------------
Alcan Inc.                                               91,447        3,431,091
Alcoa Inc.                                              241,027        7,990,045
Barrick Gold Corp.                                      154,027        2,924,973
Freeport-McMoRan Copper & Gold Inc./(1)/                 41,082          733,314
Inco Ltd./(1)/                                           51,879        1,174,541
Newmont Mining Corp.                                    111,519        2,936,295
Phelps Dodge Corp.                                       25,256        1,040,547
Placer Dome Inc.                                         93,914        1,052,776
--------------------------------------------------------------------------------
                                                                      21,283,582
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.16%
--------------------------------------------------------------------------------
Pitney Bowes Inc.                                        68,502        2,720,899
Xerox Corp./(1)/                                        204,969        1,428,634
--------------------------------------------------------------------------------
                                                                       4,149,533
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 7.01%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                       25,328        2,089,560
Anadarko Petroleum Corp.                                 70,693        3,485,165
Apache Corp.                                             40,894        2,350,587
Burlington Resources Inc.                                57,265        2,176,070
ChevronTexaco Corp.                                     303,892       26,894,442
Conoco Inc.                                             178,407        4,959,715
Devon Energy Corp.                                       44,507        2,193,305
EOG Resources Inc.                                       33,035        1,311,490
Exxon Mobil Corp.                                     1,930,736       79,005,717
Kerr-McGee Corp.                                         28,543        1,528,478
Kinder Morgan Inc.                                       34,771        1,321,993
Marathon Oil Corp.                                       88,168        2,391,116
Nabors Industries Ltd.                                   41,030        1,448,359
Noble Corp.                                              38,277        1,477,492
Occidental Petroleum Corp.                              106,740        3,201,133
Phillips Petroleum Co.                                  108,981        6,416,801
Rowan Companies Inc./(1)/                                26,736          573,487
Royal Dutch Petroleum Co. - NY Shares                   604,668       33,420,000
Sunoco Inc.                                              21,715          773,705
Transocean Sedco Forex Inc.                              90,868        2,830,538
Unocal Corp.                                             69,636        2,572,354
--------------------------------------------------------------------------------
                                                                     182,421,507
--------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.55%
--------------------------------------------------------------------------------
Baker Hughes Inc.                                        96,034        3,196,972
BJ Services Co./(1)/                                     44,594        1,510,845
Halliburton Co.                                         124,019        1,976,863
Schlumberger Ltd.                                       164,292        7,639,578
--------------------------------------------------------------------------------
                                                                      14,324,258
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.13%
--------------------------------------------------------------------------------
Ball Corp.                                               16,169          670,690
Bemis Co.                                                15,072          715,920
Pactiv Corp./(1)/                                        45,020        1,071,476
Sealed Air Corp./(1)/                                    23,893          962,171
--------------------------------------------------------------------------------
                                                                       3,420,257
--------------------------------------------------------------------------------

PHARMACEUTICALS - 7.98%
--------------------------------------------------------------------------------
Abbott Laboratories                                     444,283       16,727,255
Allergan Inc.                                            36,795        2,456,066
AmerisourceBergen Corp.                                  29,858        2,269,208
Bristol-Myers Squibb Co.                                551,816       14,181,671
Cardinal Health Inc.                                    128,586        7,896,466
Forest Laboratories Inc. "A"/(1)/                        50,857        3,600,676
King Pharmaceuticals Inc./(1)/                           70,599        1,570,828
Lilly (Eli) and Co.                                     320,048       18,050,707

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                                 Shares            Value
--------------------------------------------------------------------------------

PHARMACEUTICALS (Continued)
--------------------------------------------------------------------------------
MedImmune Inc./(1)/                                      71,195   $    1,879,548
Merck & Co. Inc.                                        644,859       32,655,660
Pfizer Inc.                                           1,777,773       62,222,055
Pharmacia Corp.                                         368,131       13,786,506
Schering-Plough Corp.                                   417,381       10,267,573
Watson Pharmaceuticals Inc./(1)/                         30,318          766,136
Wyeth                                                   377,569       19,331,533
--------------------------------------------------------------------------------
                                                                     207,661,888
--------------------------------------------------------------------------------

PIPELINES - 0.19%
--------------------------------------------------------------------------------
Dynegy Inc. "A"                                         102,833          740,398
El Paso Corp.                                           164,159        3,383,317
Williams Companies Inc.                                 146,989          880,464
--------------------------------------------------------------------------------
                                                                       5,004,179
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.29%
--------------------------------------------------------------------------------
Equity Office Properties Trust                          118,665        3,571,817
Equity Residential Properties Trust                      78,170        2,247,388
Simon Property Group Inc.                                50,084        1,845,095
--------------------------------------------------------------------------------
                                                                       7,664,300
--------------------------------------------------------------------------------

RETAIL - 7.62%
--------------------------------------------------------------------------------
AutoZone Inc./(1)/                                       30,022        2,320,670
Bed Bath & Beyond Inc./(1)/                              83,108        3,136,496
Best Buy Co. Inc./(1)/                                   91,261        3,312,774
Big Lots Inc.                                            33,009          649,617
Circuit City Stores Inc.- Circuit City Group             59,740        1,120,125
CVS Corp.                                               111,577        3,414,256
Darden Restaurants Inc.                                  49,303        1,217,784
Dillards Inc. "A"                                        23,974          630,276
Dollar General Corp.                                     94,759        1,803,264
Family Dollar Stores Inc.                                49,276        1,736,979
Federated Department Stores Inc./(1)/                    57,257        2,273,103
Gap Inc. (The)                                          246,753        3,503,893
Home Depot Inc.                                         670,404       24,623,939
Kohls Corp./(1)/                                         95,683        6,705,465
Limited Inc. (The)                                      147,715        3,146,330
Lowe's Companies Inc.                                   221,136       10,039,574
May Department Stores Co. (The)                          81,491        2,683,499
McDonald's Corp.                                        362,113       10,302,115
Nordstrom Inc.                                           38,322          867,993
Office Depot Inc./(1)/                                   87,781        1,474,721
Penney (J.C.) Co. Inc. (The)                             76,101        1,675,744
RadioShack Corp.                                         49,490        1,487,669
Sears, Roebuck and Co.                                   89,764        4,874,185
Staples Inc./(1)/                                       133,099        2,622,050
Starbucks Corp./(1)/                                    109,907        2,731,189
Target Corp.                                            258,141        9,835,172
Tiffany & Co.                                            41,477        1,459,990
TJX Companies Inc.                                      153,662        3,013,312
Toys R Us Inc./(1)/                                      59,907        1,046,575
Walgreen Co.                                            291,347       11,254,735
Wal-Mart Stores Inc.                                  1,266,288       69,658,503
Wendy's International Inc.                               32,623        1,299,374
Yum! Brands Inc.                                         84,396        2,468,583
--------------------------------------------------------------------------------
                                                                     198,389,954
--------------------------------------------------------------------------------

SEMICONDUCTORS - 3.24%
--------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                         97,208          944,862
Altera Corp./(1)/                                       109,385        1,487,636
Analog Devices Inc./(1)/                                103,905        3,085,979
Applied Materials Inc./(1)/                             466,314        8,869,292
Applied Micro Circuits Corp./(1)/                        85,219          403,086
Broadcom Corp. "A"/(1)/                                  76,455        1,341,021
Intel Corp.                                           1,903,400       34,775,118
KLA-Tencor Corp./(1)/                                    53,839        2,368,378
Linear Technology Corp.                                  90,359        2,839,983
LSI Logic Corp./(1)/                                    105,316          921,515
Maxim Integrated Products Inc./(1)/                      91,929        3,523,639
Micron Technology Inc./(1)/                             171,248        3,462,635
National Semiconductor Corp./(1)/                        51,022        1,488,312
Novellus Systems Inc./(1)/                               41,332        1,405,288
NVIDIA Corp./(1)/                                        42,575          731,439
PMC-Sierra Inc./(1)/                                     47,351          438,944
QLogic Corp./(1)/                                        26,456        1,007,974
Teradyne Inc./(1)/                                       52,064        1,223,504
Texas Instruments Inc.                                  493,756       11,702,017
Vitesse Semiconductor Corp./(1)/                         57,169          177,796
Xilinx Inc./(1)/                                         95,516        2,142,424
--------------------------------------------------------------------------------
                                                                      84,340,842
--------------------------------------------------------------------------------

SOFTWARE - 5.22%
--------------------------------------------------------------------------------
Adobe Systems Inc.                                       68,261        1,945,439
Autodesk Inc.                                            32,653          432,652
Automatic Data Processing Inc.                          176,545        7,688,535
BMC Software Inc./(1)/                                   69,119        1,147,375
Citrix Systems Inc./(1)/                                 51,813          312,951
Computer Associates International
  Inc.                                                  164,693        2,616,972
Compuware Corp./(1)/                                    106,296          645,217
First Data Corp.                                        217,683        8,097,808
Fiserv Inc./(1)/                                         54,442        1,998,566
IMS Health Inc.                                          82,197        1,475,436
Intuit Inc./(1)/                                         60,243        2,995,282
Mercury Interactive Corp./(1)/                           23,824          546,999
Microsoft Corp./(1)/                                  1,541,698       84,330,881
Novell Inc./(1)/                                        103,225          331,352
Oracle Corp./(1)/                                     1,563,264       14,804,110
Parametric Technology Corp./(1)/                         74,246          254,664
PeopleSoft Inc./(1)/                                     88,406        1,315,481
Rational Software Corp./(1)/                             55,340          454,341
Siebel Systems Inc./(1)/                                134,819        1,917,126
Yahoo! Inc./(1)/                                        170,210        2,512,300
--------------------------------------------------------------------------------
                                                                     135,823,487
--------------------------------------------------------------------------------

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                                                Shares            Value
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.90%
-------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                       226,100   $      517,769
Andrew Corp./(1)/                                       27,922          400,122
Avaya Inc./(1)/                                        102,817          508,944
CIENA Corp./(1)/                                       122,591          513,656
Comverse Technology Inc./(1)/                           53,189          492,530
JDS Uniphase Corp./(1)/                                387,621        1,034,948
Lucent Technologies Inc./(1)/                          975,487        1,619,308
Motorola Inc.                                          646,462        9,321,982
Nortel Networks Corp.                                1,092,378        1,583,948
QUALCOMM Inc./(1)/                                     219,115        6,023,471
Scientific-Atlanta Inc.                                 44,587          733,456
Tellabs Inc./(1)/                                      116,969          725,208
-------------------------------------------------------------------------------
                                                                     23,475,342
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.56%
-------------------------------------------------------------------------------
AT&T Wireless Services Inc./(1)/                       770,421        4,506,963
Citizens Communications Co./(1)/                        80,226          670,689
Corning Inc.                                           270,506          960,296
Nextel Communications Inc. "A"/(1)/                    231,989          744,685
Qwest Communications International Inc.                477,389        1,336,689
Sprint Corp. (PCS Group)/(1)/                          282,553        1,263,012
Verizon Communications Inc.                            775,201       31,124,320
-------------------------------------------------------------------------------
                                                                     40,606,654
-------------------------------------------------------------------------------

TELEPHONE - 2.51%
-------------------------------------------------------------------------------
Alltel Corp.                                            88,520        4,160,440
AT&T Corp.                                           1,081,406       11,571,044
BellSouth Corp.                                        533,628       16,809,282
CenturyTel Inc.                                         40,241        1,187,110
SBC Communications Inc.                                950,895       29,002,297
Sprint Corp. (FON Group)                               253,678        2,691,524
-------------------------------------------------------------------------------
                                                                     65,421,697
-------------------------------------------------------------------------------

TEXTILES - 0.09%
-------------------------------------------------------------------------------
Cintas Corp.                                            48,356        2,390,237
-------------------------------------------------------------------------------
                                                                      2,390,237
-------------------------------------------------------------------------------

TOBACCO - 1.08%
-------------------------------------------------------------------------------
Philip Morris Companies Inc.                           609,098       26,605,401
UST Inc.                                                48,085        1,634,890
-------------------------------------------------------------------------------
                                                                     28,240,291
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.13%
-------------------------------------------------------------------------------
Hasbro Inc.                                             49,282          668,264
Mattel Inc.                                            124,196        2,618,052
-------------------------------------------------------------------------------
                                                                      3,286,316
-------------------------------------------------------------------------------

TRANSPORTATION - 0.65%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                     109,040        3,271,200
CSX Corp.                                               60,456        2,118,983
FedEx Corp./(1)/                                        84,955        4,536,597
Norfolk Southern Corp.                                 110,483        2,583,093
Union Pacific Corp.                                     71,698        4,537,049
-------------------------------------------------------------------------------
                                                                     17,046,922
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
-------------------------------------------------------------------------------
Ryder System Inc.                                       17,627          477,515
-------------------------------------------------------------------------------
                                                                        477,515
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,875,906,437)                                            2,587,936,349
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 2.31%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market
  Fund, Institutional Shares                        39,152,356       39,152,356
Dreyfus Money Market Fund                            1,593,085        1,593,085
General Electric Commercial Paper
  1.78%, 07/09/02                                   $9,500,000        9,500,000
Goldman Sachs Financial Square
  Prime Obligation Fund                                170,019          170,019
Providian Temp Cash Money
  Market Fund                                        7,165,422        7,165,422
U.S. Treasury Bill
  1.68%/(2)/, 09/26/02/(3)/                         $2,500,000        2,489,970
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $60,070,746)                                                  60,070,852
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 101.69%
(Cost $2,935,977,183)                                             2,648,007,201
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.69%)                            (44,023,515)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                             $2,603,983,686
===============================================================================

/(1)/  Non-income earning securities.
/(2)/  Yield to Maturity.
/(3)/ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.


The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)


                                             Asset Allocation      Bond Index       Money Market       S&P 500 Index
                                             Master Portfolio   Master Portfolio  Master Portfolio    Master Portfolio
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                             $310,665,101      $613,632,856     $2,119,040,513      $2,935,977,183
                                                ------------      ------------     --------------      --------------
Investments in securities, at value
  (including securities on
  loan/(1)/(Note 1)                             $307,020,855      $625,463,712     $2,119,040,513      $2,648,007,201
Cash                                                   1,390                --                410                  --
Receivables:
  Dividends and interest                           2,039,659         6,194,275          7,529,915           3,732,669
                                                ------------      ------------     --------------      --------------
Total Assets                                     309,061,904       631,657,987      2,126,570,838       2,651,739,870
                                                ------------      ------------     --------------      --------------
LIABILITIES
Payables:
  Investment securities purchased                         --        29,259,542                 --                  --
  Due to broker -- variation margin                    9,500                --                 --              48,660
  Collateral for securities loaned
    (Note 4)                                      12,856,542        44,530,309                 --          47,458,401
  Due to bank                                             --                --                 --                 302
  Advisory fees (Note 2)                             178,382            80,585            365,552             248,821
                                                ------------      ------------     --------------      --------------
Total Liabilities                                 13,044,424        73,870,436            365,552          47,756,184
                                                ------------      ------------     --------------      --------------
NET ASSETS                                      $296,017,480      $557,787,551     $2,126,205,286      $2,603,983,686
                                                ============      ============     ==============      ==============

--------------------------------------------------------------------------------
(1) Securities on loan with market values of $12,481,256, $43,546,992, $-- and $45,040,990, respectively. See Note 4.


STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)


                                              Asset Allocation     Bond Index       Money Market       S&P 500 Index
                                              Master Portfolio  Master Portfolio  Master Portfolio    Master Portfolio
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/(2)/                                 $  1,664,488      $        --       $        --       $  19,886,094
  Interest                                          2,671,933       15,397,540        20,755,189             780,355
  Securities lending income                            15,653           38,259                --              58,836
                                                 ------------      -----------       -----------       -------------
Total investment income                             4,352,074       15,435,799        20,755,189          20,725,285
                                                 ------------      -----------       -----------       -------------
EXPENSES (Note 2)
  Advisory fees                                       569,091          216,650         1,025,353             699,680
                                                 ------------      -----------       -----------       -------------
Total expenses                                        569,091          216,650         1,025,353             699,680
                                                 ------------      -----------       -----------       -------------
Net investment income                               3,782,983       15,219,149        19,729,836          20,025,605
                                                 ------------      -----------       -----------       -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    sale of investments                           (33,030,771)       5,519,561             4,880         (67,846,000)
  Net realized loss on sale of futures
    contracts                                        (608,801)              --                --         (11,308,276)
  Net change in unrealized appreciation
    (depreciation) of investments                     917,063       (1,251,816)               --        (340,189,160)
  Net change in unrealized appreciation
    (depreciation) of futures contracts              (205,000)              --                --          (1,017,949)
                                                 ------------      -----------       -----------       -------------
Net gain (loss) on investments                    (32,927,509)       4,267,745             4,880        (420,361,385)
                                                 ------------      -----------       -----------       -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $(29,144,526)     $19,486,894       $19,734,716       $(400,335,780)
                                                 ============      ===========       ===========       =============

--------------------------------------------------------------------------------
(2) Net of foreign withholding tax of $10,391, $--, $-- and $113,874, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                            Asset Allocation Master Portfolio               Bond Index Master Portfolio
                                     -----------------------------------------------------------------------------------
                                          For the Six                                For the Six
                                         Months Ended                 For the       Months Ended                 For the
                                        June 30, 2002              Year Ended      June 30, 2002              Year Ended
                                          (Unaudited)       December 31, 2001        (Unaudited)       December 31, 2001
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                  $  3,782,983           $   8,379,058       $ 15,219,149           $  29,705,456
  Net realized gain (loss)                (33,639,572)             (9,070,520)         5,519,561               4,158,973
  Net change in unrealized
    appreciation (depreciation)               712,063             (25,952,636)        (1,251,816)              7,352,844
                                         ------------           -------------       ------------           -------------
Net increase (decrease) in net
  assets resulting from operations        (29,144,526)            (26,644,098)        19,486,894              41,217,273
                                         ------------           -------------       ------------           -------------
Interestholder transactions:
  Contributions                            20,196,282              65,695,085         67,331,371             181,551,157
  Withdrawals                             (40,045,591)           (131,071,248)       (72,694,300)           (129,983,477
                                         ------------           -------------       ------------           -------------
Net increase (decrease) in net
  assets resulting from
  interestholder transactions             (19,849,309)            (65,376,163)        (5,362,929)             51,567,680
                                         ------------           -------------       ------------           -------------
Increase (decrease) in net
  assets                                  (48,993,835)            (92,020,261)        14,123,965              92,784,953

NET ASSETS:
Beginning of period                       345,011,315             437,031,576        543,663,586             450,878,633
                                         ------------           -------------       ------------           -------------
End of period                            $296,017,480           $ 345,011,315       $557,787,551           $ 543,663,586
                                         ============           =============       ============           =============


                                                Money Market Master Portfolio             S&P 500 Index Master Portfolio
                                      ----------------------------------------------------------------------------------
                                          For the Six                                For the Six
                                         Months Ended                 For the       Months Ended                 For the
                                        June 30, 2002              Year Ended      June 30, 2002              Year Ended
                                          (Unaudited)       December 31, 2001        (Unaudited)       December 31, 2001
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income               $    19,729,836         $    36,484,704     $   20,025,605         $   37,024,939
  Net realized gain (loss)                      4,880                  26,158        (79,154,276)           (12,632,674)
  Net change in unrealized
    appreciation (depreciation)                    --                      --       (341,207,109)          (404,143,934)
                                      ---------------         ---------------     --------------         --------------
Net increase (decrease) in net
  assets resulting from
  operations                               19,734,716              36,510,862       (400,335,780)          (379,751,669)
                                      ---------------         ---------------     --------------         --------------
Interestholder Transactions:
  Contributions                         4,646,887,628           7,101,626,395        567,000,337            931,988,808
  Withdrawals                          (4,304,899,169)         (5,886,952,331)      (354,594,821)          (988,412,872)
                                      ---------------         ---------------     --------------         --------------
Net increase (decrease) in net
  assets resulting from
  interestholder transactions             341,988,459           1,214,674,064        212,405,516            (56,424,064)
                                      ---------------         ---------------     --------------         --------------
Increase (decrease) in net assets         361,723,175           1,251,184,926       (187,930,264)          (436,175,733)

NET ASSETS:
Beginning of period                     1,764,482,111             513,297,185      2,791,913,950          3,228,089,683
                                      ---------------         ---------------     --------------         --------------
End of period                         $ 2,126,205,286         $ 1,764,482,111     $2,603,983,686         $2,791,913,950
                                      ===============         ===============     ==============         ==============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate only to the Asset Allocation, Bond Index, Money Market and S&P 500 Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   Security Valuation

    The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

    The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

   Security Transactions and Income Recognition

    Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

   Federal Income Taxes

    MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

   Futures Contracts

    The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

    As of June 30, 2002, the open futures contracts outstanding were as follows:

---------------------------------------------------------------------------------------------------
                           Number of                     Expiration        Notional  Net Unrealized
Master Portfolio           Contracts     Futures Index         Date  Contract Value    Depreciation
---------------------------------------------------------------------------------------------------
Asset Allocation Master
  Portfolio                       20           S&P 500     09/19/02  $   4,950,500   $     (177,000)
S&P 500 Index Master
  Portfolio                       66           S&P 500     09/19/02     16,336,650         (748,425)
---------------------------------------------------------------------------------------------------

    The Asset Allocation and the S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with face amounts of $400,000 and $2,500,000, respectively.

   Repurchase Agreements

    Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

    The repurchase agreements held by the Money Market Master Portfolio at June 30, 2002 were fully collateralized by U.S. Government and Agency obligations as follows:

--------------------------------------------------------------------------------
                                                                       Aggregate
Repurchase Agreement     Interest Rate(s)       Maturity Date(s)    Market Value
--------------------------------------------------------------------------------
Goldman Sachs Tri-Party      6.00 - 8.00%    08/01/11 - 02/01/32     $25,500,001
Merrill Lynch Tri-Party      3.92 - 10.99    12/01/07 - 08/01/38      28,033,337
--------------------------------------------------------------------------------

2.  Agreements and other Transactions with Affiliates

    Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.35%, 0.08%, 0.10% and 0.05% of the average daily net assets of the Asset Allocation, Bond Index, Money Market and S&P 500 Index Master Portfolios, respectively, as compensation for advisory services.

    Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

    Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolios.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

services to the Master Portfolios, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2002, BGIS did not receive any brokerage commissions from the Master Portfolios.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolios' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios are recorded as either interest income or securities lending income in the accompanying Statements of Operations.

    Certain officers and trustees of MIP are also officers of Stephens and BGI. As of June 30, 2002, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.  Investment Portfolio Transactions

    Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2002 were as follows:

-----------------------------------------------------------------------------------------
                                U.S. Government Obligations        Other Securities
                                ----------------------------  ---------------------------
Master Portfolio                    Purchases          Sales     Purchases          Sales
-----------------------------------------------------------------------------------------
Asset Allocation Master
  Portfolio                      $ 65,718,224   $ 55,540,536  $ 56,818,549   $ 81,898,836
Bond Index Master Portfolio       409,086,731    342,391,025   131,778,386    164,205,016
S&P 500 Index Master Portfolio             --             --   339,680,588     89,021,608
-----------------------------------------------------------------------------------------

    At June 30, 2002, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

-----------------------------------------------------------------------------------------
                                                                           Net Unrealized
                                          Tax    Unrealized    Unrealized    Appreciation
Master Portfolio                         Cost  Appreciation  Depreciation  (Depreciation)
-----------------------------------------------------------------------------------------
Asset Allocation Master
  Portfolio                    $  310,730,268 $ 23,745,680  $ (27,455,093) $  (3,709,413)
Bond Index Master Portfolio       615,515,403   13,212,087     (3,263,778)     9,948,309
S&P 500 Index Master Portfolio  2,935,977,183  304,824,250   (592,794,232)  (287,969,982)
-----------------------------------------------------------------------------------------

    At June 30, 2002, the Money Market Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.  Portfolio Securities Loaned

    Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

    As of June 30, 2002, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at June 30, 2002 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

5.  Financial Highlights

    Financial highlights for each of the Master Portfolios were as follows:

--------------------------------------------------------------------------------------------
                                     Six
                            Months Ended        Year Ended       Year Ended     Period Ended
                           June 30, 2002      December 31,     December 31,     December 31,
                             (Unaudited)              2001             2000          1999(1)
--------------------------------------------------------------------------------------------
Asset Allocation Master
  Portfolio
  Ratio of expenses to
    average net assets/(3)/         0.35%             0.35%            0.35%            0.35%
  Ratio of net investment
    income to average net
    assets/(3)/                     2.33%             2.31%/(5)/       2.82%            2.75%
  Portfolio turnover rate             38%               35%              53%              39%
  Total return                     (8.58)%/(2)/      (6.52)%           1.51%           10.35%/(2)/
Bond Index Master
  Portfolio
  Ratio of expenses to
    average net assets/(3)/         0.08%             0.08%            0.08%            0.08%
  Ratio of net investment
    income to average net
    assets/(3)/                     5.94%             5.98%/(5)/       6.73%            6.44%
  Portfolio turnover rate             93%               53%              52%              25%
  Total return                      3.52%/(2)/        8.94%           11.91%           (0.67)%/(2)/
Money Market Master
  Portfolio
  Ratio of expenses to
    average net assets/(3)/         0.10%             0.10%            0.10%            0.10%
  Ratio of net investment
    income to average net
    assets/(3)/                     1.94%             3.66%            6.43%            5.23%
  Total return                      0.95%/(2)/        4.23%            6.52%            4.44%/(2)/
S&P 500 Index Master
  Portfolio
  Ratio of expenses to
    average net assets/(3)/         0.05%             0.05%            0.05%            0.05%
  Ratio of net investment
    income to average net
    assets/(3)/                     1.43%             1.31%            1.22%            1.44%
  Portfolio turnover rate              3%                9%              10%               7%
  Total return                    (13.16)%/(2)/     (11.96)%          (9.19)%          19.82%/(2)/
--------------------------------------------------------------------------------------------

                           ------------------------------------------------
                              Year Ended          Year Ended     Year Ended
                            February 28,        February 28,   February 28,
                                    1999                1998           1997
---------------------------------------------------------------------------
Asset Allocation Master
  Portfolio
  Ratio of expenses to
    average net assets/(3)/         0.35%               0.35%          0.35%
  Ratio of net investment
    income to average net
    assets/(3)/                     2.24%               3.76%          4.35%
  Portfolio turnover rate             33%                 57%            43%
  Total return                     18.23%              27.50%         13.49%
Bond Index Master
  Portfolio
  Ratio of expenses to
    average net assets/(3)/         0.08%               0.08%          0.09%
  Ratio of net investment
    income to average net
    assets/(3)/                     6.31%               6.73%          6.83%
  Portfolio turnover rate             28%                 59%            39%
  Total return                      6.39%              10.51%          4.47%
Money Market Master
  Portfolio
  Ratio of expenses to
    average net assets/(3)/         0.10%/(4)/           N/A            N/A
  Ratio of net investment
    income to average net
    assets/(3)/                     5.17%/(4)/           N/A            N/A
  Total return                      2.61%/(2)(4)/        N/A            N/A
S&P 500 Index Master
  Portfolio
  Ratio of expenses to
    average net assets/(3)/         0.05%               0.05%          0.05%
  Ratio of net investment
    income to average net
    assets/(3)/                     1.61%               1.89%          2.31%
  Portfolio turnover rate             11%                  6%             4%
  Total return                     19.65%              34.77%         25.97%
---------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 1999. The Master Portfolios changed their fiscal year end from February 28 to December 31.
/(2)/  Not annualized.
/(3)/  Annualized for periods of less than one year.
/(4)/ For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
/(5)/ Effective January 1, 2001, the Asset Allocation and Bond Index Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 for the Asset Allocation and Bond Index Master Portfolios was to decrease the ratio of net investment income to average net assets from 2.34% to 2.31% and 6.37% to 5.98%, respectively. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.

                                                 Barclays Global Investors Funds
                                                 c/o Investors Bank & Trust Co.
                                                 200 Clarendon Street
                                                 Boston, MA 02116



                                                 BGF/SAR 06/02